Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26	$290	$272,686
2.13%, 08/15/26	390	370,998
2.25%, 06/01/31(a)	223	192,694
2.63%, 11/15/27	228	215,208
2.85%, 06/01/41	205	151,075
3.50%, 04/01/27	442	430,370
3.60%, 11/15/42	118	95,301
3.63%, 04/01/30	685	655,541
3.75%, 05/15/28	424	413,617
4.25%, 04/01/40	299	268,203
4.25%, 04/01/50	322	278,279
Lockheed Martin Corp.
2.80%, 06/15/50	274	179,917
3.55%, 01/15/26	337	331,370
3.60%, 03/01/35	273	245,902
3.80%, 03/01/45	325	266,491
3.90%, 06/15/32	355	338,603
4.07%, 12/15/42	533	461,831
4.09%, 09/15/52	541	448,351
4.15%, 06/15/53	485	405,407
4.30%, 06/15/62	305	255,496
4.45%, 05/15/28(a)	185	184,953
4.50%, 02/15/29(a)	215	215,399
4.50%, 05/15/36	255	246,816
4.70%, 05/15/46	283	261,944
4.75%, 02/15/34	375	375,049
4.80%, 08/15/34	185	185,513
4.95%, 10/15/25	115	115,168
5.10%, 11/15/27	750	764,225
5.20%, 02/15/55(a)	305	301,502
5.20%, 02/15/64(a)	190	186,342
5.25%, 01/15/33	470	487,640
5.70%, 11/15/54	445	471,860
5.90%, 11/15/63	295	322,064
Series B, 6.15%, 09/01/36	275	305,407
		10,701,222
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	453	433,825
2.70%, 09/15/51(a)	340	215,901
2.90%, 03/01/32	765	670,845
3.25%, 03/27/30	510	475,404
4.50%, 08/15/33	225	218,860
4.50%, 03/15/49	163	142,458
Philip Morris International Inc.
0.88%, 05/01/26	425	397,243
1.75%, 11/01/30	190	159,152
2.10%, 05/01/30	281	244,143
2.75%, 02/25/26	464	449,172
3.13%, 08/17/27	230	220,598
3.13%, 03/02/28(a)	305	289,374
3.38%, 08/11/25	280	275,245
3.38%, 08/15/29	359	338,461
3.88%, 08/21/42	640	516,559
4.13%, 03/04/43	304	253,218
4.25%, 11/10/44(a)	458	383,882
4.38%, 11/15/41	300	260,216
4.50%, 03/20/42	236	208,031
Security	Par (000)	Value

Agriculture (continued)
4.75%, 02/12/27	$245	$245,516
4.88%, 02/13/26	795	795,798
4.88%, 02/15/28	635	639,554
4.88%, 02/13/29	235	236,460
4.88%, 11/15/43	307	281,992
5.00%, 11/17/25	230	230,148
5.13%, 11/17/27	660	668,874
5.13%, 02/15/30	855	869,259
5.13%, 02/13/31	280	283,907
5.25%, 09/07/28	170	173,488
5.25%, 02/13/34	1,030	1,037,665
5.38%, 02/15/33	985	1,004,287
5.50%, 09/07/30	215	222,713
5.63%, 11/17/29	430	448,639
5.63%, 09/07/33	300	310,321
5.75%, 11/17/32	595	621,692
6.38%, 05/16/38	690	764,045
		14,986,945
Airlines — 0.1%
American Airlines Pass Through Trust, Series A,
Class A, 2.88%, 01/11/36	250	215,744
Delta Air Lines Pass Through Trust, Series 2020,
Class AA, 2.00%, 12/10/29(a)	122	112,023
United Airlines Pass Through Trust
5.80%, 07/15/37(a)	691	702,333
Series 2019, Class AA, 4.15%, 02/25/33	120	112,720
Series 2019-2, Class AA, 2.70%, 11/01/33	276	240,722
Series 2020-1, 5.88%, 04/15/29	488	492,198
		1,875,740
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	540	515,258
2.75%, 03/27/27	496	475,204
2.85%, 03/27/30	547	502,945
3.25%, 03/27/40	392	313,335
3.38%, 11/01/46(a)	170	128,817
3.38%, 03/27/50	625	464,400
3.63%, 05/01/43	202	164,713
3.88%, 11/01/45	380	315,350
Ralph Lauren Corp., 2.95%, 06/15/30	475	432,887
		3,312,909
Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.00%, 09/10/25	465	446,013
1.30%, 09/09/26	395	368,636
1.80%, 01/13/31(a)	195	163,400
2.00%, 03/24/28	530	484,486
2.25%, 01/12/29	200	181,374
2.30%, 09/09/26	531	505,581
2.35%, 01/08/27	177	167,759
3.50%, 02/15/28	226	218,067
4.60%, 04/17/30(a)	530	530,615
4.70%, 01/12/28	180	180,797
4.75%, 01/12/26(a)	90	89,974
4.90%, 03/12/27	150	151,131
4.90%, 07/09/27	150	151,193
4.90%, 03/13/29(a)	170	172,256
4.90%, 01/10/34(a)	360	358,245
4.95%, 01/09/26	260	260,542
5.05%, 07/10/31	245	247,998

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.13%, 07/07/28	$455	$463,202
5.25%, 07/07/26	875	883,487
5.65%, 11/15/28	290	301,761
5.80%, 10/03/25	210	212,114
5.85%, 10/04/30	200	212,581
Cummins Inc.
0.75%, 09/01/25	177	169,402
1.50%, 09/01/30	288	241,630
2.60%, 09/01/50	370	230,289
4.88%, 10/01/43	335	315,363
4.90%, 02/20/29(a)	280	284,611
5.15%, 02/20/34(a)	330	337,762
5.45%, 02/20/54	235	235,805
Honda Motor Co. Ltd.
2.53%, 03/10/27	515	488,963
2.97%, 03/10/32	365	327,444
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	625	755,831
PACCAR Financial Corp.
3.55%, 08/11/25	127	125,296
4.45%, 03/30/26	300	299,573
4.60%, 01/31/29	135	135,601
5.00%, 05/13/27	325	329,483
5.20%, 11/09/26	25	25,344
Toyota Motor Corp.
1.34%, 03/25/26	401	380,004
2.36%, 03/25/31	105	92,339
2.76%, 07/02/29	305	283,736
3.67%, 07/20/28	71	69,152
5.12%, 07/13/28	350	357,754
5.12%, 07/13/33(a)	160	170,262
5.28%, 07/13/26	315	318,539
Toyota Motor Credit Corp.
0.80%, 10/16/25	490	467,331
0.80%, 01/09/26(a)	180	170,365
1.13%, 06/18/26	445	417,092
1.15%, 08/13/27	435	394,394
1.65%, 01/10/31	215	178,551
1.90%, 01/13/27(a)	410	384,773
1.90%, 04/06/28	360	328,598
1.90%, 09/12/31	215	178,294
2.15%, 02/13/30(a)	340	300,232
3.05%, 03/22/27	685	658,963
3.05%, 01/11/28	185	176,317
3.20%, 01/11/27(a)	342	331,358
3.38%, 04/01/30	425	399,411
3.65%, 08/18/25	315	311,084
3.65%, 01/08/29	195	188,189
4.45%, 05/18/26	700	697,275
4.45%, 06/29/29	300	299,310
4.55%, 09/20/27	415	415,177
4.55%, 05/17/30	270	269,451
4.63%, 01/12/28	375	376,556
4.65%, 01/05/29	165	165,786
4.70%, 01/12/33(a)	340	337,401
4.80%, 01/05/26	195	195,263
4.80%, 01/05/34	350	348,305
5.00%, 08/14/26	270	271,820
5.05%, 05/16/29	275	280,848
5.10%, 03/21/31	270	275,829
5.20%, 05/15/26	415	418,834
Security	Par (000)	Value

Auto Manufacturers (continued)
5.25%, 09/11/28	$260	$266,836
5.40%, 11/10/25	355	357,631
5.40%, 11/20/26(a)	250	254,383
5.45%, 11/10/27	315	323,805
5.55%, 11/20/30(a)	697	731,343
5.60%, 09/11/25	100	100,812
Series B, 5.00%, 03/19/27	245	247,723
		24,244,735
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30(a)	251	222,183
4.15%, 10/01/25	198	196,014
5.50%, 03/21/33(a)	235	243,904
		662,101
Banks — 33.1%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	320	315,876
5.09%, 12/08/25	465	466,887
Australia & New Zealand Banking Group
Ltd./New York
4.75%, 01/18/27	315	316,557
5.00%, 03/18/26	530	532,096
5.67%, 10/03/25	320	323,150
Australia & New Zealand Banking Group Ltd/New
York, 4.90%, 07/16/27	880	889,618
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	485	463,411
5.38%, 03/13/29	200	203,829
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	645	599,068
1.85%, 03/25/26	920	871,617
2.96%, 03/25/31	250	218,716
3.31%, 06/27/29	525	487,979
3.49%, 05/28/30	315	289,341
3.80%, 02/23/28	473	452,259
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	600	584,477
4.25%, 04/11/27	405	397,110
4.38%, 04/12/28	623	608,993
5.15%, 08/18/25	475	473,296
5.29%, 08/18/27	860	864,890
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	400	403,488
5.44%, 07/15/31	400	405,085
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	230	232,289
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	400	402,769
5.59%, 08/08/28	1,060	1,085,633
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	240	247,600
6.61%, 11/07/28	355	378,446
6.94%, 11/07/33	970	1,086,576
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(b)	520	494,655
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	1,890	1,773,337
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	525	442,270
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	860	720,500
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	645	582,512
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	785	659,153
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	765	625,201
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(b)	715	630,534
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	440	415,542
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	605	514,499
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	579	511,294

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	$1,110	$795,881
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	1,025	887,320
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	210	137,674
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(b)	455	412,772
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	815	705,996
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	585	394,464
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(b)	961	889,528
3.25%, 10/21/27	469	450,158
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	750	580,107
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(b)	1,862	1,777,984
3.50%, 04/19/26	530	518,481
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(b)	732	713,650
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(b)	769	741,691
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(a)(b)	785	760,874
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(b)	875	852,356
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	440	395,007
3.88%, 08/01/25	573	566,554
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(b)	739	601,457
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(b)	934	906,166
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(b)	655	630,763
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(b)	338	295,872
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(a)(b)	1,968	1,618,883
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(b)	768	698,795
4.25%, 10/22/26	680	669,894
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(b)	603	590,345
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(b)	769	662,417
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,045	1,031,211
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(b)	425	374,560
4.45%, 03/03/26	445	441,028
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	890	859,657
4.88%, 04/01/44	135	129,157
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	620	621,669
5.00%, 01/21/44	522	509,442
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,400	1,398,462
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	640	640,193
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	735	743,614
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	990	998,960
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	1,155	1,180,150
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	935	968,322
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	805	844,825
5.88%, 02/07/42	348	372,517
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	345	351,651
6.11%, 01/29/37	450	484,643
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	410	426,672
7.75%, 05/14/38	300	370,288
Series L, 4.18%, 11/25/27	320	312,945
Series L, 4.75%, 04/21/45(a)	240	222,052
Series N, 1.66%, 03/11/27,
(1-day SOFR + 0.910%)(b)	900	852,334
Series N, 2.65%, 03/11/32,
(1-day SOFR + 1.220%)(b)	491	424,822
Series N, 3.48%, 03/13/52,
(1-day SOFR + 1.650%)(b)	245	182,342
Bank of America NA
5.53%, 08/18/26	445	451,867
5.65%, 08/18/25	400	402,752
6.00%, 10/15/36	275	296,986
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(b)	365	344,235
1.25%, 09/15/26(a)	540	501,138
2.65%, 03/08/27	535	508,711
Security	Par (000)	Value

Banks (continued)
5.20%, 02/01/28	$670	$680,806
5.27%, 12/11/26	450	455,454
5.30%, 06/05/26	515	519,637
5.37%, 06/04/27	345	351,503
5.51%, 06/04/31(a)	480	494,851
5.72%, 09/25/28	435	450,635
5.92%, 09/25/25	385	388,874
Series H, 4.70%, 09/14/27	375	375,280
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	340	320,556
1.05%, 10/15/26	255	235,854
1.65%, 07/14/28	160	143,683
1.65%, 01/28/31	300	248,510
1.80%, 07/28/31	190	156,425
2.05%, 01/26/27	450	424,000
2.45%, 08/17/26	403	385,806
2.80%, 05/04/26	192	185,799
3.00%, 10/30/28	181	169,047
3.25%, 05/16/27(a)	353	341,210
3.30%, 08/23/29	465	433,823
3.40%, 01/29/28	278	267,573
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(b)	416	402,451
3.85%, 04/28/28	345	337,602
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	295	288,496
4.29%, 06/13/33, (1-day SOFR + 1.418%)(b)	260	247,737
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	315	313,247
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	115	114,440
4.71%, 02/01/34, (1-day SOFR + 1.512%)(b)	290	283,477
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)(b)	275	275,544
4.95%, 04/26/27, (1-day SOFR + 1.026%)(b)	645	646,164
4.97%, 04/26/34, (1-day SOFR + 1.606%)(b)	400	398,794
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)(b)	760	768,561
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	275	278,374
5.19%, 03/14/35, (1-day SOFR +1.418%)(b)	515	519,419
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	75	75,905
5.80%, 10/25/28, (1-day SOFR + 1.802%)(b)	435	448,555
5.83%, 10/25/33, (1-day SOFR + 2.074%)(b)	655	692,858
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	320	339,274
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	480	528,778
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	640	603,237
1.30%, 09/15/26(a)	470	437,906
1.35%, 06/24/26	375	351,446
1.95%, 02/02/27	365	341,539
2.15%, 08/01/31	180	151,762
2.45%, 02/02/32	260	220,647
2.70%, 08/03/26	494	474,013
2.95%, 03/11/27	140	133,833
4.75%, 02/02/26	480	478,898
4.85%, 02/01/30	1,190	1,194,442
5.25%, 06/12/28	195	198,550
5.35%, 12/07/26	520	526,277
5.40%, 06/04/27	545	554,711
5.45%, 08/01/29	175	180,073
5.65%, 02/01/34	785	817,303
BPCE SA, 3.38%, 12/02/26	25	24,223
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	180	171,590
1.25%, 06/22/26	355	332,584
3.45%, 04/07/27	350	338,994
3.60%, 04/07/32	805	730,934

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 08/04/25	$340	$336,154
5.00%, 04/28/28	280	282,273
5.24%, 06/28/27	485	491,143
5.26%, 04/08/29	580	589,662
5.93%, 10/02/26	215	219,774
5.99%, 10/03/28(a)	260	271,759
6.09%, 10/03/33	465	493,860
Citibank NA
4.84%, 08/06/29	750	753,932
4.93%, 08/06/26	395	395,842
5.44%, 04/30/26	900	907,996
5.49%, 12/04/26	675	685,445
5.57%, 04/30/34	490	509,883
5.80%, 09/29/28	1,070	1,114,671
5.86%, 09/29/25	200	201,981
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	860	810,353
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,411	1,322,096
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	665	559,629
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	1,165	993,415
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	1,278	1,120,948
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	781	694,839
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	490	351,118
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	1,053	956,859
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	1,545	1,341,555
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,240	1,185,435
3.20%, 10/21/26	1,084	1,046,998
3.40%, 05/01/26	865	843,106
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(b)	996	954,501
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(b)	814	786,275
3.70%, 01/12/26	770	756,580
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	2,080	1,896,686
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(b)	366	316,167
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(b)	1,211	1,181,576
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(b)	945	907,568
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(b)	784	763,037
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(b)	551	467,634
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	1,774	1,722,602
4.65%, 07/30/45	359	324,000
4.65%, 07/23/48	1,458	1,313,677
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	515	512,136
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	965	948,600
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	2,055	2,076,747
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	615	608,433
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	1,290	1,311,174
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	900	903,825
5.88%, 01/30/42	525	554,007
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	1,095	1,172,054
8.13%, 07/15/39	923	1,183,891
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	385	388,884
5.50%, 09/12/25	290	292,129
Cooperatieve Rabobank UA, 5.25%, 05/24/41	606	613,952
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29	275	276,893
4.85%, 01/09/26	260	260,327
5.04%, 03/05/27	265	267,497
5.50%, 10/05/26	195	198,044
Deutsche Bank AG/New York
1.69%, 03/19/26	690	655,642
5.41%, 05/10/29	245	249,752
Security	Par (000)	Value

Banks (continued)
Fifth Third Bank NA, 2.25%, 02/01/27	$305	$285,553
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	325	326,297
5.41%, 05/21/27, (1-day SOFR +0.750%)(b)	640	644,451
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	930	878,791
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	1,250	1,178,277
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,052	978,682
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,420	2,264,133
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	835	692,582
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	1,457	1,225,477
2.60%, 02/07/30	843	754,096
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	1,380	1,186,543
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,285	1,213,223
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	1,040	884,836
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	647	467,547
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	1,655	1,446,002
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	847	642,594
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	740	574,592
3.50%, 11/16/26	1,136	1,103,323
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,505	1,456,679
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(b)	915	885,453
3.75%, 02/25/26	970	953,532
3.80%, 03/15/30	1,078	1,027,391
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(b)	1,098	1,056,283
3.85%, 01/26/27	1,027	1,004,603
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(b)	1,048	916,169
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(b)	1,472	1,436,870
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	350	345,619
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(b)	610	555,368
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	1,605	1,585,127
4.75%, 10/21/45(a)	680	636,777
4.80%, 07/08/44	883	817,887
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	925	929,691
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	745	750,423
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	1,815	1,875,244
5.80%, 08/10/26, (1-day SOFR + 1.075%)(b)	775	778,570
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	1,050	1,096,857
6.13%, 02/15/33	1,278	1,387,972
6.25%, 02/01/41	1,589	1,746,644
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,160	1,228,186
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(b)	1,275	1,399,176
HSBC Bank USA NA, 7.00%, 01/15/39	505	584,522
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	715	652,839
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	735	659,669
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	25	23,483
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	600	513,078
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,120	959,134
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	525	464,606
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	635	540,760
3.90%, 05/25/26	200	196,285
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(b)	1,058	1,007,799
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(b)	878	855,450
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(b)	800	790,879
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(b)	1,043	1,026,077
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	1,355	1,346,411
4.95%, 03/31/30	1,368	1,376,522
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	1,015	1,021,476
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	901	909,576
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	495	504,339

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	$1,125	$1,140,413
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(b)	540	555,519
5.73%, 05/17/32, (1-day SOFR + 1.520%)(b)	1,380	1,413,745
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	1,430	1,451,334
6.10%, 01/14/42(a)	250	273,617
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(b)	720	747,588
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	1,715	1,828,039
6.33%, 03/09/44, (1-day SOFR + 2.650%)(b)	1,155	1,242,754
7.34%, 11/03/26, (1-day SOFR + 3.030%)(b)	580	594,988
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,310	1,401,555
HSBC USA Inc., 5.29%, 03/04/27	600	608,473
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR + 1.650%)(b)	360	354,918
5.65%, 01/10/30	415	424,154
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	530	501,241
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	423	365,929
3.95%, 03/29/27	635	620,567
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	405	395,738
4.05%, 04/09/29	395	381,718
4.25%, 03/28/33, (1-day SOFR + 2.070%)(b)	310	293,603
4.55%, 10/02/28	420	415,695
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	555	562,397
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	570	577,915
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	235	239,777
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	600	633,360
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(b)	510	480,208
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	675	640,178
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	860	800,049
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	1,015	957,577
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(b)	295	245,732
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	709	591,469
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	620	560,580
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	466	433,438
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	600	530,402
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(b)	350	246,095
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	675	575,559
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(b)	770	663,611
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(b)	1,245	1,124,953
2.95%, 10/01/26	632	608,752
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	425	405,451
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(b)	726	647,044
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	755	657,531
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(b)	360	277,020
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	1,285	903,855
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	580	444,346
3.20%, 06/15/26	560	544,413
3.30%, 04/01/26	563	549,740
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	900	655,478
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(b)	605	580,533
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(b)	668	645,105
3.63%, 12/01/27	332	321,842
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(b)	596	567,079
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(b)	714	695,677
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(b)	616	541,760
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(b)	380	308,974
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(b)	625	615,285
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(b)	730	599,928
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(b)	710	690,109
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(b)	428	357,730
Security	Par (000)	Value

Banks (continued)
4.13%, 12/15/26	$420	$413,970
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(b)	550	537,656
4.25%, 10/01/27	380	376,011
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(b)	568	492,823
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	1,170	1,155,254
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(b)	615	606,134
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(b)	985	966,968
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	635	627,347
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	520	504,796
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	1,020	1,021,251
4.85%, 02/01/44	233	224,947
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)(b)	940	933,687
4.95%, 06/01/45	450	430,828
4.98%, 07/22/28, (1-day SOFR +0.930%)(b)	510	512,594
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	615	619,497
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	575	579,570
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	480	482,033
5.29%, 07/22/35, (1-day SOFR +1.460%)(b)	600	608,441
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	975	991,786
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	560	569,297
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	960	977,554
5.40%, 01/06/42(a)	324	332,352
5.50%, 10/15/40	260	269,123
5.57%, 04/22/28, (1-day SOFR +0.930%)(b)	675	687,362
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	750	773,248
5.60%, 07/15/41(a)	473	495,971
5.63%, 08/16/43(a)	470	489,727
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(b)	1,600	1,651,871
5.77%, 04/22/35, (1-day SOFR +1.490%)(b)	860	900,685
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	355	364,192
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	495	519,194
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	645	698,001
6.40%, 05/15/38	622	708,346
7.63%, 10/15/26	195	206,565
8.00%, 04/29/27	309	335,665
JPMorgan Chase Bank NA, 5.11%, 12/08/26	300	302,618
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	370	348,196
3.57%, 11/07/28,
(3-mo. LIBOR US + 1.205%)(b)	590	564,401
3.75%, 01/11/27	460	447,876
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	535	518,645
4.38%, 03/22/28	775	761,587
4.55%, 08/16/28	545	538,960
4.72%, 08/11/26, (1-year CMT + 1.750%)(b)	515	511,700
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	385	377,448
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	560	565,394
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	745	762,759
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	450	462,645
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	360	370,569
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	645	655,973
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	340	336,567
4.70%, 01/27/28	325	319,621
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,190	1,115,060
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	745	694,802
2.05%, 07/17/30	350	299,702
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	620	521,506
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	1,300	1,224,013
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	290	245,709

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 02/25/30	$414	$368,503
2.76%, 09/13/26	310	297,100
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	395	341,258
3.20%, 07/18/29	1,384	1,290,007
3.29%, 07/25/27(a)	347	333,690
3.68%, 02/22/27	407	397,316
3.74%, 03/07/29	495	475,962
3.75%, 07/18/39	730	632,310
3.85%, 03/01/26	1,225	1,204,626
3.96%, 03/02/28	457	446,467
4.05%, 09/11/28	346	339,584
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	360	352,967
4.15%, 03/07/39(a)	47	42,754
4.29%, 07/26/38(a)	100	93,265
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	215	205,008
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	455	458,112
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	540	543,947
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	290	294,106
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	320	325,243
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	975	989,105
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	595	611,317
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	460	468,774
5.43%, 04/17/35, (1-year CMT + 1.000%)(b)	545	557,175
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	585	601,883
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	290	298,739
5.48%, 02/22/31, (1-year CMT + 1.530%)(b)	320	328,690
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	500	467,378
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	375	351,261
1.98%, 09/08/31, (3-mo. SOFR + 1.532%)(b)	295	247,379
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	245	202,771
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(b)	320	273,332
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	220	182,843
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(b)	205	179,667
2.84%, 09/13/26	360	344,789
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(b)	235	212,255
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(b)	310	285,102
3.17%, 09/11/27(a)	456	434,122
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	245	227,176
3.66%, 02/28/27	200	194,414
4.02%, 03/05/28	420	410,306
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(b)	400	389,123
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	240	244,099
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	300	305,603
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	330	334,918
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	260	266,179
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	1,175	1,200,947
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	150	153,736
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	285	293,477
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	225	233,011
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	350	362,890
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	380	394,256
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	580	596,690
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	772	728,300
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,182	1,105,259
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	1,212	1,141,660
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	860	704,730
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	1,493	1,227,426
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	1,119	934,580
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	690	650,427
Security	Par (000)	Value

Banks (continued)
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	$830	$700,548
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,161	1,036,880
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	665	435,047
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(b)	755	653,858
3.13%, 07/27/26(a)	888	859,545
3.22%, 04/22/42, (1-day SOFR + 1.485%)(b)	777	598,220
3.59%, 07/22/28(b)	1,080	1,038,474
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	905	847,714
3.63%, 01/20/27	853	832,470
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(b)	952	919,271
3.88%, 01/27/26	1,616	1,591,349
3.97%, 07/22/38(b)	644	564,719
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	705	693,378
4.30%, 01/27/45	870	766,126
4.38%, 01/22/47	1,255	1,107,835
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(b)	847	831,718
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(b)	555	511,068
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	680	670,658
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	1,385	1,395,604
5.05%, 01/28/27, (1-day SOFR + 1.295%)(b)	630	630,577
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	845	852,931
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	860	868,909
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	765	774,219
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	965	969,707
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)(b)	1,180	1,189,306
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	820	832,228
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	880	898,498
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	750	763,833
5.60%, 03/24/51, (1-day SOFR + 4.840%)(b)	671	700,240
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	600	611,061
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	1,085	1,118,737
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	555	580,130
6.14%, 10/16/26, (1-day SOFR + 1.770%)(b)	200	202,218
6.25%, 08/09/26(a)	295	302,513
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	785	818,301
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	915	989,750
6.38%, 07/24/42	657	743,805
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	720	761,677
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	610	672,212
7.25%, 04/01/32(a)	586	676,115
Morgan Stanley Bank NA
4.75%, 04/21/26	650	649,472
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	445	445,625
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)(b)	825	827,951
5.50%, 05/26/28, (1-day SOFR +0.865%)(b)	825	838,459
5.88%, 10/30/26	455	465,310
National Australia Bank Ltd./New York
2.50%, 07/12/26	435	417,344
3.38%, 01/14/26	585	574,308
3.91%, 06/09/27	410	403,404
4.75%, 12/10/25	320	319,854
4.79%, 01/10/29	370	374,066
4.90%, 06/13/28	310	313,858
4.94%, 01/12/28	260	263,163
4.97%, 01/12/26	335	335,814
5.09%, 06/11/27	885	896,698
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	900	909,258
5.60%, 12/18/28	255	263,009
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	765	717,554

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	$505	$479,523
4.45%, 05/08/30,
(3-mo. LIBOR US + 1.871%)(b)	575	560,583
4.80%, 04/05/26	960	956,705
4.89%, 05/18/29,
(3-mo. LIBOR US + 1.754%)(b)	705	700,533
5.08%, 01/27/30,
(3-mo. LIBOR US + 1.905%)(b)	875	875,498
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	455	462,057
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	595	602,472
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(b)	580	598,442
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	515	530,859
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	405	408,881
6.02%, 03/02/34, (1-year CMT + 2.100%)(b)	265	278,941
7.47%, 11/10/26, (1-year CMT + 2.850%)(b)	530	543,814
Northern Trust Corp.
1.95%, 05/01/30	425	368,135
3.15%, 05/03/29	195	183,604
3.65%, 08/03/28	65	63,090
3.95%, 10/30/25	280	276,533
4.00%, 05/10/27	970	956,680
6.13%, 11/02/32(a)	290	312,344
PNC Bank NA
2.70%, 10/22/29	285	254,742
3.10%, 10/25/27	375	356,440
3.25%, 01/22/28	335	318,171
4.05%, 07/26/28	410	397,991
4.20%, 11/01/25	250	246,886
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	310	288,178
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	368	310,962
2.55%, 01/22/30(a)	1,755	1,571,958
2.60%, 07/23/26	345	330,184
3.15%, 05/19/27	250	240,287
3.45%, 04/23/29	1,536	1,457,020
4.63%, 06/06/33, (1-day SOFR + 1.850%)(b)	690	658,260
4.76%, 01/26/27, (1-day SOFR + 1.085%)(b)	475	472,416
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	540	533,232
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	415	416,375
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	365	368,185
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	345	350,103
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)(b)	385	389,023
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	490	501,888
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,224	1,252,881
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	720	742,470
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(b)	335	351,598
6.04%, 10/28/33, (1-day SOFR + 2.140%)(b)	580	611,019
6.62%, 10/20/27, (1-day SOFR + 1.730%)(b)	445	460,746
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	825	918,476
Royal Bank of Canada
0.88%, 01/20/26	505	477,220
1.15%, 07/14/26	460	429,251
1.20%, 04/27/26	770	723,854
1.40%, 11/02/26	360	334,879
2.05%, 01/21/27	105	98,939
2.30%, 11/03/31	545	463,659
3.63%, 05/04/27	545	530,536
3.88%, 05/04/32	480	449,236
4.24%, 08/03/27	680	671,749
4.65%, 01/27/26	658	654,279
4.88%, 01/12/26	665	665,358
Security	Par (000)	Value

Banks (continued)
4.88%, 01/19/27	$360	$361,520
4.90%, 01/12/28	210	211,477
4.95%, 02/01/29	350	354,517
4.97%, 08/02/30, (1-day SOFR +1.100%)(b)	1,220	1,230,593
5.00%, 02/01/33	1,195	1,205,572
5.00%, 05/02/33	390	394,650
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	450	451,575
5.15%, 02/01/34	380	386,012
5.20%, 07/20/26	545	549,289
5.20%, 08/01/28	715	731,008
6.00%, 11/01/27	645	670,593
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	345	321,720
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	330	310,742
2.20%, 03/03/31	417	356,993
2.40%, 01/24/30(a)	405	364,671
2.62%, 02/07/33, (1-day SOFR + 1.002%)(b)	230	197,196
2.65%, 05/19/26	230	222,109
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	360	324,623
3.55%, 08/18/25	459	452,491
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(b)	165	161,192
4.16%, 08/04/33, (1-day SOFR + 1.726%)(b)	275	261,073
4.42%, 05/13/33, (1-day SOFR + 1.605%)(b)	185	178,569
4.82%, 01/26/34, (1-day SOFR + 1.567%)(b)	350	346,078
4.99%, 03/18/27	700	706,409
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(b)	455	460,146
5.27%, 08/03/26	510	514,617
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	410	425,964
5.75%, 11/04/26, (1-day SOFR + 1.353%)(b)	260	262,038
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	125	129,239
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	215	228,143
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	450	424,920
1.40%, 09/17/26	735	682,972
1.71%, 01/12/31	245	200,233
1.90%, 09/17/28	740	660,420
2.13%, 07/08/30	545	467,026
2.17%, 01/14/27	210	197,170
2.22%, 09/17/31	385	320,070
2.30%, 01/12/41	500	341,727
2.47%, 01/14/29	235	213,364
2.63%, 07/14/26	769	736,534
2.72%, 09/27/29	215	194,297
2.75%, 01/15/30	530	475,820
3.01%, 10/19/26	500	480,394
3.04%, 07/16/29	1,889	1,740,779
3.05%, 01/14/42	90	68,713
3.35%, 10/18/27	390	373,226
3.36%, 07/12/27	1,144	1,102,021
3.45%, 01/11/27	542	524,837
3.54%, 01/17/28	390	374,386
3.78%, 03/09/26	189	185,583
3.94%, 07/19/28(a)	291	283,157
4.31%, 10/16/28	235	232,458
5.32%, 07/09/29	265	270,595
5.42%, 07/09/31	330	337,759
5.46%, 01/13/26	780	785,165
5.52%, 01/13/28	775	793,051
5.56%, 07/09/34	335	345,107
5.71%, 01/13/30	630	654,639
5.72%, 09/14/28	425	439,598

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.77%, 01/13/33(a)	$605	$634,635
5.78%, 07/13/33	270	283,789
5.80%, 07/13/28	640	663,157
5.81%, 09/14/33	385	407,058
5.85%, 07/13/30	265	277,284
5.88%, 07/13/26	345	351,321
Toronto-Dominion Bank (The)
0.75%, 09/11/25	272	259,768
0.75%, 01/06/26(a)	462	436,535
1.20%, 06/03/26	523	490,475
1.25%, 09/10/26(a)	570	529,727
1.95%, 01/12/27(a)	375	353,101
2.00%, 09/10/31(a)	1,040	869,086
2.45%, 01/12/32	535	452,594
2.80%, 03/10/27	510	485,899
3.20%, 03/10/32	630	559,648
3.63%, 09/15/31,
(5-year USD Swap + 2.205%)(a)(b)	1,392	1,342,871
4.11%, 06/08/27	590	580,118
4.46%, 06/08/32(a)	960	928,206
4.69%, 09/15/27	735	734,627
4.98%, 04/05/27(a)	375	377,568
4.99%, 04/05/29	405	409,000
5.10%, 01/09/26	245	245,927
5.16%, 01/10/28	580	588,233
5.26%, 12/11/26	200	202,209
5.52%, 07/17/28	405	416,530
5.53%, 07/17/26	540	546,624
Truist Bank
2.25%, 03/11/30	502	429,011
3.30%, 05/15/26	315	304,762
3.63%, 09/16/25	455	446,365
3.80%, 10/30/26	792	769,390
4.05%, 11/03/25	224	221,391
Truist Financial Corp.
1.13%, 08/03/27	365	327,266
1.20%, 08/05/25	295	283,307
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)(b)	502	471,928
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(b)	270	241,317
1.95%, 06/05/30	293	249,343
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	410	400,026
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	530	527,733
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	545	534,488
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	450	456,639
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	720	735,753
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	695	717,245
5.90%, 10/28/26, (1-day SOFR + 1.626%)(b)	370	372,767
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	530	538,756
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	930	973,231
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	900	969,374
U.S. Bancorp
1.38%, 07/22/30(a)	485	401,844
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	605	565,876
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	1,425	1,145,845
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	340	287,748
3.00%, 07/30/29	617	564,199
3.10%, 04/27/26(a)	428	414,866
3.90%, 04/26/28	310	301,694
3.95%, 11/17/25	200	197,466
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	685	678,126
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(b)	705	699,096
Security	Par (000)	Value

Banks (continued)
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	$750	$727,843
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	630	606,364
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	530	534,544
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	536	546,264
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	460	472,246
5.73%, 10/21/26, (1-day SOFR + 1.430%)(b)	505	508,914
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	855	879,373
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	728	756,016
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	635	658,336
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	350	363,352
Series V, 2.38%, 07/22/26(a)	414	395,749
Series X, 3.15%, 04/27/27	499	479,736
UBS AG/London
1.25%, 06/01/26	240	225,002
4.50%, 06/26/48	415	375,691
5.65%, 09/11/28	1,095	1,133,851
5.80%, 09/11/25	180	181,493
UBS AG/Stamford CT
1.25%, 08/07/26	710	660,575
5.00%, 07/09/27	500	502,731
7.50%, 02/15/28	755	817,950
UBS Group AG
4.55%, 04/17/26	1,355	1,343,304
4.88%, 05/15/45	835	778,530
Wachovia Corp., 5.50%, 08/01/35	375	381,835
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	1,090	1,017,009
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(b)	853	755,104
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(b)	1,385	1,253,512
3.00%, 04/22/26	1,129	1,094,057
3.00%, 10/23/26	1,050	1,010,426
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	1,133	854,398
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(b)	1,012	979,262
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	1,260	1,117,838
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	1,550	1,496,088
3.55%, 09/29/25	508	499,806
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(b)	899	867,149
3.90%, 05/01/45	653	534,987
4.10%, 06/03/26	944	928,744
4.15%, 01/24/29(a)	775	758,554
4.30%, 07/22/27	926	914,169
4.40%, 06/14/46	640	532,945
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(b)	766	748,877
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	550	545,661
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,090	967,085
4.65%, 11/04/44	612	533,254
4.75%, 12/07/46	1,076	941,455
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	830	827,541
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	1,565	1,537,920
4.90%, 11/17/45(a)	788	709,760
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(b)	1,732	1,634,163
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	1,645	1,665,113
5.38%, 11/02/43	675	652,167
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	1,030	1,042,248
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(b)	1,315	1,340,156
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	1,360	1,391,322
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	1,425	1,458,752
5.61%, 01/15/44	810	802,138
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)(b)	1,465	1,493,452
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	975	1,026,125
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	1,165	1,268,870

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank NA
4.81%, 01/15/26	$575	$574,912
5.25%, 12/11/26	605	611,210
5.45%, 08/07/26	980	992,766
5.55%, 08/01/25	510	512,903
5.85%, 02/01/37	310	327,054
5.95%, 08/26/36	435	462,595
6.60%, 01/15/38	488	548,421
Westpac Banking Corp.
1.15%, 06/03/26	450	422,083
1.95%, 11/20/28	420	377,996
2.15%, 06/03/31	375	321,337
2.65%, 01/16/30(a)	265	241,052
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)(b)	670	565,051
2.70%, 08/19/26	510	490,683
2.85%, 05/13/26	730	706,610
2.96%, 11/16/40(a)	745	536,576
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	300	252,537
3.13%, 11/18/41	740	537,899
3.35%, 03/08/27	505	490,338
3.40%, 01/25/28	330	318,010
3.74%, 08/26/25	223	220,384
4.04%, 08/26/27	335	330,841
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,205	1,135,479
4.32%, 11/23/31,
(5-year USD ICE Swap + 2.236%)(b)	510	499,078
5.05%, 04/16/29	405	412,960
5.20%, 04/16/26	340	342,584
5.41%, 08/10/33, (1-year CMT + 2.680%)(b)	125	125,028
5.46%, 11/18/27	615	631,451
5.51%, 11/17/25	375	378,387
5.54%, 11/17/28	420	436,314
6.82%, 11/17/33	475	523,002
		460,870,073
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26(a)	200	196,804
4.70%, 02/01/36	2,575	2,518,768
4.90%, 02/01/46	4,075	3,860,821
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	200	182,990
4.70%, 02/01/36	135	131,237
4.90%, 02/01/46(a)	460	432,733
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	635	602,492
4.00%, 04/13/28	1,095	1,079,359
4.35%, 06/01/40	345	311,784
4.38%, 04/15/38	765	714,477
4.44%, 10/06/48	770	675,407
4.50%, 06/01/50	730	665,099
4.60%, 04/15/48	359	326,610
4.75%, 01/23/29	1,575	1,591,008
4.75%, 04/15/58	275	250,344
4.90%, 01/23/31(a)	445	451,587
4.95%, 01/15/42	710	684,560
5.00%, 06/15/34	795	806,951
5.45%, 01/23/39	975	1,013,505
5.55%, 01/23/49	1,900	1,954,840
5.80%, 01/23/59	860	918,083
8.20%, 01/15/39	340	442,780
Security	Par (000)	Value

Beverages (continued)
Brown-Forman Corp.
4.50%, 07/15/45(a)	$175	$157,827
4.75%, 04/15/33(a)	290	290,445
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	545	487,116
1.38%, 03/15/31	564	463,916
1.45%, 06/01/27	445	411,330
1.50%, 03/05/28(a)	711	645,193
1.65%, 06/01/30	550	471,297
2.00%, 03/05/31	355	304,249
2.13%, 09/06/29	378	339,672
2.25%, 01/05/32	765	660,505
2.50%, 06/01/40	524	378,464
2.50%, 03/15/51(a)	528	330,100
2.60%, 06/01/50	780	500,480
2.75%, 06/01/60	377	236,368
2.88%, 05/05/41	280	211,000
2.90%, 05/25/27	184	176,641
3.00%, 03/05/51	697	485,100
3.38%, 03/25/27	561	548,174
3.45%, 03/25/30	450	428,055
4.20%, 03/25/50	265	232,362
5.00%, 05/13/34(a)	295	303,475
5.30%, 05/13/54	780	792,666
5.40%, 05/13/64	570	578,977
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	358	286,790
2.75%, 01/22/30	395	357,505
Diageo Capital PLC
1.38%, 09/29/25	285	273,655
2.00%, 04/29/30	408	355,489
2.13%, 04/29/32	525	435,765
2.38%, 10/24/29	348	313,537
3.88%, 05/18/28	150	146,286
3.88%, 04/29/43(a)	206	173,692
5.20%, 10/24/25	230	230,855
5.30%, 10/24/27	545	556,777
5.38%, 10/05/26	225	228,111
5.50%, 01/24/33	225	236,242
5.63%, 10/05/33	110	116,608
5.88%, 09/30/36	324	349,425
Diageo Investment Corp., 4.25%, 05/11/42(a)	183	163,376
PepsiCo Inc.
1.40%, 02/25/31	285	234,960
1.63%, 05/01/30	590	505,738
1.95%, 10/21/31(a)	570	479,735
2.38%, 10/06/26	372	355,766
2.63%, 03/19/27	275	262,468
2.63%, 07/29/29(a)	923	852,809
2.63%, 10/21/41	565	405,697
2.75%, 03/19/30	672	615,747
2.75%, 10/21/51(a)	505	332,507
2.85%, 02/24/26	220	214,475
2.88%, 10/15/49	465	320,361
3.00%, 10/15/27	665	637,987
3.45%, 10/06/46	351	272,674
3.60%, 02/18/28	285	277,933
3.63%, 03/19/50	374	292,891
3.88%, 03/19/60(a)	200	160,404
3.90%, 07/18/32	635	607,656
4.00%, 05/02/47	275	230,770

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.20%, 07/18/52	$255	$219,754
4.45%, 05/15/28	280	281,784
4.45%, 02/15/33(a)	385	391,438
4.45%, 04/14/46	525	474,896
4.50%, 07/17/29(a)	230	231,977
4.55%, 02/13/26	195	194,898
4.65%, 02/15/53	285	263,013
4.80%, 07/17/34	225	227,137
5.13%, 11/10/26	420	425,671
5.25%, 11/10/25	365	367,930
5.25%, 07/17/54	315	319,690
5.50%, 01/15/40(a)	200	208,658
7.00%, 03/01/29	470	520,576
Pepsico Singapore Financing I Pte Ltd., 4.65%,
02/16/27	245	245,854
		44,903,618
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25	350	336,495
1.85%, 05/15/27	431	401,072
2.05%, 05/15/30(a)	980	858,129
2.70%, 05/15/40	582	426,561
2.80%, 05/15/50	403	268,600
4.60%, 02/08/29	445	448,191
4.75%, 02/08/31(a)	395	399,212
4.80%, 03/03/33	340	341,930
4.85%, 02/08/34(a)	480	481,331
Ecolab Inc.
1.30%, 01/30/31	180	146,593
1.65%, 02/01/27	285	265,755
2.13%, 02/01/32	310	261,812
2.13%, 08/15/50(a)	175	100,592
2.70%, 11/01/26	435	417,147
2.70%, 12/15/51	550	352,099
2.75%, 08/18/55	270	169,205
3.25%, 12/01/27	312	299,315
4.80%, 03/24/30	297	301,587
5.25%, 01/15/28(a)	80	82,003
EIDP Inc.
2.30%, 07/15/30	227	200,623
4.50%, 05/15/26	320	318,749
4.80%, 05/15/33	165	163,889
Linde Inc./CT
1.10%, 08/10/30	490	404,085
3.20%, 01/30/26	276	269,833
3.55%, 11/07/42	242	196,615
4.70%, 12/05/25	305	304,848
		8,216,271
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%,
04/01/49	183	146,570
Automatic Data Processing Inc.
1.25%, 09/01/30	741	617,299
1.70%, 05/15/28	602	546,743
3.38%, 09/15/25	326	320,957
Brown University, Series A, 2.92%, 09/01/50(a)	190	134,511
California Institute of Technology, 3.65%,
09/01/2119(a)	195	135,577
Cintas Corp. No. 2
3.70%, 04/01/27	363	354,442
Security	Par (000)	Value

Commercial Services (continued)
4.00%, 05/01/32	$200	$191,355
Cornell University, 4.84%, 06/15/34(a)	75	76,336
Duke University, Series 2020, 2.83%, 10/01/55(a)	270	181,883
Ford Foundation (The), Series 2020, 2.82%,
06/01/70	320	195,034
George Washington University (The), Series 2018,
4.13%, 09/15/48	431	373,536
Leland Stanford Junior University (The), 3.65%,
05/01/48	479	397,137
Massachusetts Institute of Technology
3.07%, 04/01/52(a)	170	124,360
3.89%, 07/01/2116	173	131,445
4.68%(a)	345	315,075
5.60%(a)	253	278,860
Series F, 2.99%, 07/01/50	170	123,141
Northwestern University, 4.64%, 12/01/44	189	182,230
PayPal Holdings Inc.
2.30%, 06/01/30	430	379,170
2.65%, 10/01/26	590	565,695
2.85%, 10/01/29	675	619,675
3.25%, 06/01/50(a)	445	312,674
3.90%, 06/01/27	295	289,716
4.40%, 06/01/32(a)	410	400,831
5.05%, 06/01/52	470	443,081
5.15%, 06/01/34	810	818,158
5.25%, 06/01/62	210	197,929
President and Fellows of Harvard College
2.52%, 10/15/50(a)	181	118,225
3.15%, 07/15/46	214	162,990
3.30%, 07/15/56	200	148,941
3.75%, 11/15/52	165	136,517
Series ., 4.61%, 02/15/35(a)	205	206,023
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50	300	192,115
S&P Global Inc.
1.25%, 08/15/30(a)	235	195,021
2.30%, 08/15/60(a)	313	168,753
2.45%, 03/01/27	440	417,193
2.50%, 12/01/29	215	194,690
2.70%, 03/01/29	585	540,724
2.90%, 03/01/32	570	503,817
2.95%, 01/22/27	308	295,883
3.25%, 12/01/49	549	394,983
3.70%, 03/01/52	465	361,390
3.90%, 03/01/62	260	200,596
4.25%, 05/01/29	345	340,265
4.75%, 08/01/28	270	272,144
5.25%, 09/15/33(c)	205	212,040
Thomas Jefferson University, 3.85%, 11/01/57	155	115,302
Trustees of Princeton University (The)
5.70%, 03/01/39	194	215,249
Series 2020, 2.52%, 07/01/50(a)	209	140,320
University of Miami, 4.06%, 04/01/52	290	241,355
University of Southern California
3.03%, 10/01/39	274	226,200
4.98%, 10/01/53(a)	35	35,005
Washington University (The)
3.52%, 04/15/54	175	135,391
4.35%	205	172,646

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Yale University
Series 2020, 1.48%, 04/15/30	$230	$197,030
Series 2020, 2.40%, 04/15/50(a)	210	134,870
		15,529,098
Computers — 3.0%
Apple Inc.
0.55%, 08/20/25	415	397,406
0.70%, 02/08/26(a)	1,117	1,055,186
1.20%, 02/08/28	1,048	942,482
1.25%, 08/20/30(a)	553	464,061
1.40%, 08/05/28	870	779,029
1.65%, 05/11/30	781	674,108
1.65%, 02/08/31	927	785,549
1.70%, 08/05/31	485	407,185
2.05%, 09/11/26	820	779,900
2.20%, 09/11/29	672	608,773
2.38%, 02/08/41	590	421,847
2.40%, 08/20/50(a)	445	279,932
2.45%, 08/04/26	905	869,379
2.55%, 08/20/60(a)	845	530,210
2.65%, 05/11/50(a)	885	584,131
2.65%, 02/08/51	1,067	699,623
2.70%, 08/05/51	633	416,346
2.80%, 02/08/61	850	539,524
2.85%, 08/05/61	675	432,745
2.90%, 09/12/27(a)	825	790,723
2.95%, 09/11/49	583	412,199
3.00%, 06/20/27	636	613,645
3.00%, 11/13/27	619	594,399
3.20%, 05/11/27	997	967,392
3.25%, 02/23/26	1,541	1,510,404
3.25%, 08/08/29	420	401,028
3.35%, 02/09/27	1,268	1,237,504
3.35%, 08/08/32(a)	580	537,729
3.45%, 02/09/45(a)	749	600,534
3.75%, 09/12/47	355	292,958
3.75%, 11/13/47	652	537,537
3.85%, 05/04/43	1,237	1,070,188
3.85%, 08/04/46(a)	812	687,318
3.95%, 08/08/52(a)	600	503,676
4.00%, 05/10/28	815	809,933
4.10%, 08/08/62	495	415,029
4.15%, 05/10/30(a)	215	215,701
4.25%, 02/09/47	408	368,848
4.30%, 05/10/33(a)	475	479,108
4.38%, 05/13/45	743	684,991
4.45%, 05/06/44(a)	344	329,329
4.50%, 02/23/36(a)	638	641,398
4.65%, 02/23/46	1,962	1,877,027
4.85%, 05/10/53	715	713,066
IBM International Capital Pte Ltd.
4.60%, 02/05/29	40	39,974
4.70%, 02/05/26	30	29,986
4.75%, 02/05/31	65	64,990
4.90%, 02/05/34	350	348,417
5.25%, 02/05/44	205	199,112
5.30%, 02/05/54	775	746,120
International Business Machines Corp.
1.70%, 05/15/27	695	643,062
1.95%, 05/15/30	330	285,136
2.20%, 02/09/27	305	287,530
Security	Par (000)	Value

Computers (continued)
2.72%, 02/09/32	$105	$92,173
2.85%, 05/15/40(a)	253	186,267
2.95%, 05/15/50	940	618,012
3.30%, 05/15/26	1,345	1,313,640
3.30%, 01/27/27(a)	280	271,809
3.43%, 02/09/52(a)	310	220,592
3.45%, 02/19/26	573	561,525
3.50%, 05/15/29	1,385	1,318,238
4.00%, 06/20/42	520	437,361
4.15%, 07/27/27(a)	435	429,899
4.15%, 05/15/39	1,040	923,099
4.25%, 05/15/49	1,070	889,943
4.40%, 07/27/32	285	277,976
4.50%, 02/06/26	215	214,295
4.50%, 02/06/28	415	415,670
4.70%, 02/19/46	275	248,014
4.75%, 02/06/33(a)	280	278,830
4.90%, 07/27/52	250	230,303
5.10%, 02/06/53(a)	275	264,392
5.60%, 11/30/39	304	318,856
5.88%, 11/29/32	282	303,358
7.00%, 10/30/25	309	316,851
		41,734,510
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.
3.10%, 08/15/25	257	252,488
3.10%, 08/15/27	295	284,454
3.25%, 08/15/32	260	238,158
3.70%, 08/01/47	198	162,192
4.00%, 08/15/45	192	165,410
4.60%, 03/01/28	220	222,553
4.60%, 03/01/33(a)	140	140,679
4.80%, 03/02/26	360	361,480
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	270	226,762
2.38%, 12/01/29(a)	335	299,624
2.60%, 04/15/30	285	255,226
3.13%, 12/01/49	384	262,656
3.15%, 03/15/27	278	268,459
4.15%, 03/15/47	265	220,034
4.38%, 05/15/28	345	342,712
4.65%, 05/15/33	265	260,887
5.00%, 02/14/34(a)	170	170,627
5.15%, 05/15/53	450	432,226
Kenvue Inc.
4.90%, 03/22/33	725	731,380
5.00%, 03/22/30	705	722,088
5.05%, 03/22/28	575	585,996
5.05%, 03/22/53	650	627,795
5.10%, 03/22/43(a)	355	350,656
5.20%, 03/22/63(a)	635	614,464
5.35%, 03/22/26	670	676,995
Procter & Gamble Co. (The)
0.55%, 10/29/25	367	349,102
1.00%, 04/23/26	395	373,102
1.20%, 10/29/30	435	362,622
1.90%, 02/01/27	420	395,852
1.95%, 04/23/31(a)	350	304,197
2.30%, 02/01/32(a)	355	312,006
2.45%, 11/03/26	381	364,849
2.70%, 02/02/26	739	718,963

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.80%, 03/25/27	$272	$261,829
2.85%, 08/11/27	558	534,437
3.00%, 03/25/30	650	609,978
3.55%, 03/25/40	220	188,034
3.95%, 01/26/28(a)	470	465,516
4.05%, 01/26/33(a)	405	396,087
4.10%, 01/26/26(a)	420	417,434
4.35%, 01/29/29	380	383,085
4.55%, 01/29/34	490	492,444
5.55%, 03/05/37(a)	180	196,302
Unilever Capital Corp.
1.38%, 09/14/30	215	179,328
1.75%, 08/12/31	430	358,422
2.00%, 07/28/26	415	394,717
2.13%, 09/06/29(a)	580	519,532
2.90%, 05/05/27	520	499,121
3.50%, 03/22/28(a)	478	462,616
4.88%, 09/08/28(a)	295	299,613
5.00%, 12/08/33	300	307,303
5.90%, 11/15/32(a)	708	767,794
Series 30Y, 2.63%, 08/12/51	475	311,941
		20,102,227
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45	297	271,912

Diversified Financial Services — 3.7%
American Express Co.
1.65%, 11/04/26	675	629,983
2.55%, 03/04/27(a)	770	729,896
3.13%, 05/20/26	490	476,391
3.30%, 05/03/27	1,164	1,121,668
3.95%, 08/01/25	470	464,679
4.05%, 05/03/29(a)	405	398,233
4.05%, 12/03/42	464	402,008
4.20%, 11/06/25(a)	410	407,235
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	450	433,623
4.90%, 02/13/26	685	685,405
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	350	346,688
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)(b)	195	196,056
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	485	484,903
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	575	577,867
5.28%, 07/27/29, (1-day SOFR + 1.280%)(b)	560	569,403
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	260	263,086
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	430	434,085
5.53%, 04/25/30, (1-day SOFR +1.090%)(b)	380	391,264
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	160	164,184
5.65%, 04/23/27, (1-day SOFR +0.750%)(b)	830	839,099
5.85%, 11/05/27(a)	860	891,430
5.92%, 04/25/35, (1-day SOFR +1.630%)(b)	155	161,374
6.34%, 10/30/26, (1-day SOFR + 1.330%)(b)	440	446,566
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	710	771,434
Ameriprise Financial Inc.
2.88%, 09/15/26	375	361,213
4.50%, 05/13/32	175	171,017
5.15%, 05/15/33	405	411,133
5.70%, 12/15/28(a)	275	285,387
Apollo Global Management Inc.
5.80%, 05/21/54	355	357,932
6.38%, 11/15/33	420	454,480
Brookfield Capital Finance LLC, 6.09%, 06/14/33	125	131,926
Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32	$425	$353,097
Brookfield Finance Inc.
2.72%, 04/15/31	265	230,435
3.50%, 03/30/51	263	187,723
3.90%, 01/25/28	906	877,674
4.25%, 06/02/26	216	213,243
4.35%, 04/15/30	666	646,733
4.70%, 09/20/47	372	325,645
4.85%, 03/29/29	325	325,930
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50	289	203,153
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	455	380,487
3.65%, 01/12/27	499	487,072
Charles Schwab Corp. (The)
0.90%, 03/11/26	446	417,665
1.15%, 05/13/26	465	434,912
1.65%, 03/11/31	304	248,628
1.95%, 12/01/31	670	548,744
2.00%, 03/20/28	601	548,287
2.30%, 05/13/31	390	333,721
2.45%, 03/03/27	565	533,216
2.90%, 03/03/32	460	400,279
3.20%, 03/02/27	315	302,704
3.20%, 01/25/28	455	432,739
3.25%, 05/22/29	261	244,758
3.30%, 04/01/27	328	315,695
4.00%, 02/01/29(a)	392	382,004
4.63%, 03/22/30(a)	341	342,089
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	390	399,366
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	505	523,823
5.88%, 08/24/26	395	402,494
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	718	760,529
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	480	502,931
CME Group Inc.
2.65%, 03/15/32	375	328,454
3.75%, 06/15/28	432	422,697
4.15%, 06/15/48	525	455,984
5.30%, 09/15/43	352	362,236
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	206	232,213
Franklin Resources Inc., 1.60%, 10/30/30	375	310,802
Intercontinental Exchange Inc.
1.85%, 09/15/32	855	682,702
2.10%, 06/15/30(a)	680	590,674
2.65%, 09/15/40	640	457,392
3.00%, 06/15/50(a)	475	320,176
3.00%, 09/15/60	515	320,199
3.10%, 09/15/27	340	324,529
3.63%, 09/01/28(a)(c)	200	191,528
3.75%, 12/01/25(a)	470	463,293
3.75%, 09/21/28	210	202,761
4.00%, 09/15/27	620	608,197
4.25%, 09/21/48	740	623,621
4.35%, 06/15/29	510	502,713
4.60%, 03/15/33	575	563,500
4.95%, 06/15/52(a)	769	725,297
5.20%, 06/15/62	430	413,386
5.25%, 06/15/31(a)	215	221,262
Invesco Finance PLC, 3.75%, 01/15/26	191	187,400
Legg Mason Inc., 5.63%, 01/15/44(a)	328	327,080

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
1.90%, 03/15/31	$255	$217,951
2.00%, 11/18/31	350	295,085
2.95%, 11/21/26	441	425,945
2.95%, 06/01/29	346	324,990
2.95%, 03/15/51	308	210,465
3.30%, 03/26/27	575	558,880
3.35%, 03/26/30	712	674,649
3.50%, 02/26/28	270	262,636
3.65%, 06/01/49	355	278,762
3.80%, 11/21/46	356	291,954
3.85%, 03/26/50	666	541,269
3.95%, 02/26/48	285	237,401
4.85%, 03/09/33	350	355,881
4.88%, 03/09/28	500	509,702
4.88%, 05/09/34	665	674,174
ORIX Corp.
2.25%, 03/09/31	170	144,276
4.00%, 04/13/32	155	145,308
5.00%, 09/13/27	165	165,929
5.20%, 09/13/32	185	187,313
Raymond James Financial Inc.
3.75%, 04/01/51	325	244,945
4.65%, 04/01/30	360	358,719
4.95%, 07/15/46(a)	670	622,363
Visa Inc.
0.75%, 08/15/27(a)	407	366,326
1.10%, 02/15/31	655	533,918
1.90%, 04/15/27	726	679,572
2.00%, 08/15/50(a)	703	407,859
2.05%, 04/15/30	643	566,147
2.70%, 04/15/40	331	248,312
2.75%, 09/15/27	327	311,981
3.15%, 12/14/25	1,351	1,323,795
3.65%, 09/15/47	608	486,963
4.15%, 12/14/35	612	587,038
4.30%, 12/14/45	1,306	1,166,983
		51,011,011
Electric — 6.6%
AEP Transmission Co. LLC
3.75%, 12/01/47	220	168,111
4.50%, 06/15/52	170	145,857
5.40%, 03/15/53	240	237,195
Series M, 3.65%, 04/01/50	270	201,756
Alabama Power Co.
3.00%, 03/15/52(a)	255	170,607
3.05%, 03/15/32	200	177,427
3.13%, 07/15/51	350	239,165
3.45%, 10/01/49	185	135,575
3.75%, 09/01/27	280	273,507
3.75%, 03/01/45	278	219,798
6.00%, 03/01/39	157	168,629
Series 20-A, 1.45%, 09/15/30	260	217,841
Series A, 4.30%, 07/15/48	207	174,943
Series B, 3.70%, 12/01/47	224	172,771
Ameren Illinois Co.
3.70%, 12/01/47	211	162,336
3.85%, 09/01/32	135	125,290
4.50%, 03/15/49	150	131,164
4.95%, 06/01/33	220	220,078
5.55%, 07/01/54	565	566,987
Security	Par (000)	Value

Electric (continued)
Baltimore Gas & Electric Co.
2.25%, 06/15/31	$308	$263,276
3.50%, 08/15/46	213	159,370
4.55%, 06/01/52	253	218,511
5.40%, 06/01/53	230	226,638
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	220	180,316
2.85%, 05/15/51(a)	670	426,053
3.25%, 04/15/28(a)	224	213,439
3.70%, 07/15/30	370	351,621
3.80%, 07/15/48	290	221,611
4.25%, 10/15/50	300	243,402
4.45%, 01/15/49	932	785,752
4.50%, 02/01/45	302	272,345
4.60%, 05/01/53	420	360,925
5.15%, 11/15/43	275	266,297
5.95%, 05/15/37	235	249,429
6.13%, 04/01/36	606	653,624
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	155	122,716
3.60%, 03/01/52	245	180,871
4.50%, 04/01/44	269	237,220
4.95%, 04/01/33	255	253,711
5.20%, 10/01/28	165	168,232
Series AC, 4.25%, 02/01/49	678	565,772
Series AF, 3.35%, 04/01/51	268	190,534
Series ai., 4.45%, 10/01/32	210	202,916
Commonwealth Edison Co.
2.55%, 06/15/26	316	303,704
3.00%, 03/01/50	270	178,238
3.65%, 06/15/46	272	209,243
3.70%, 08/15/28	198	191,319
4.00%, 03/01/48	275	220,431
5.30%, 02/01/53	205	199,795
5.90%, 03/15/36	185	197,990
Series 123, 3.75%, 08/15/47(a)	206	161,029
Series 130, 3.13%, 03/15/51	466	315,193
Connecticut Light & Power Co. (The)
4.00%, 04/01/48(a)	465	379,384
5.25%, 01/15/53	195	192,048
Series A, 3.20%, 03/15/27	80	77,154
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	485	420,061
3.20%, 12/01/51	265	180,846
3.60%, 06/15/61(a)	285	200,304
3.70%, 11/15/59	330	236,194
3.85%, 06/15/46	235	185,232
3.95%, 03/01/43	267	219,100
4.45%, 03/15/44	338	296,731
4.50%, 12/01/45	218	189,547
4.50%, 05/15/58	235	197,329
4.63%, 12/01/54	288	250,421
5.20%, 03/01/33(a)	195	199,444
5.50%, 03/15/34	255	266,316
5.70%, 05/15/54	440	451,380
5.90%, 11/15/53	335	353,113
6.15%, 11/15/52(a)	295	322,631
Series 07-A, 6.30%, 08/15/37	187	204,394
Series 08-B, 6.75%, 04/01/38	346	392,581
Series 09-C, 5.50%, 12/01/39	406	411,360
Series 2017, 3.88%, 06/15/47	205	162,016

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 20A, 3.35%, 04/01/30	$318	$298,826
Series 20B, 3.95%, 04/01/50	369	298,362
Series A, 4.13%, 05/15/49	263	213,313
Series C, 3.00%, 12/01/60	310	189,202
Series C, 4.30%, 12/01/56	160	130,013
Series D, 4.00%, 12/01/28	210	205,627
Series E, 4.65%, 12/01/48	597	528,458
Consumers Energy Co.
2.50%, 05/01/60(a)	123	70,678
3.10%, 08/15/50(a)	225	157,337
3.50%, 08/01/51	752	562,434
4.05%, 05/15/48(a)	240	199,856
4.35%, 04/15/49	193	167,169
4.60%, 05/30/29	300	300,419
4.63%, 05/15/33	360	353,237
4.70%, 01/15/30	95	95,438
4.90%, 02/15/29	170	172,168
Dominion Energy South Carolina Inc.
5.10%, 06/01/65	239	218,714
6.05%, 01/15/38	205	219,400
6.25%, 10/15/53	125	138,694
DTE Electric Co.
2.25%, 03/01/30	208	184,090
2.95%, 03/01/50	212	140,946
3.70%, 03/15/45	226	179,607
3.95%, 03/01/49	380	306,488
4.85%, 12/01/26(a)	240	241,941
5.20%, 04/01/33	240	245,044
5.20%, 03/01/34	230	233,934
5.40%, 04/01/53	575	572,935
Series A, 1.90%, 04/01/28	313	284,977
Series A, 3.00%, 03/01/32	205	181,447
Series A, 4.05%, 05/15/48	90	74,039
Series C, 2.63%, 03/01/31	229	201,810
Duke Energy Carolinas LLC
2.45%, 02/01/30	240	214,699
2.55%, 04/15/31(a)	279	243,620
2.85%, 03/15/32	140	122,693
2.95%, 12/01/26	250	240,827
3.20%, 08/15/49	315	218,700
3.55%, 03/15/52	340	247,542
3.70%, 12/01/47	230	174,828
3.75%, 06/01/45	197	153,375
3.88%, 03/15/46	180	143,011
3.95%, 11/15/28	250	245,012
3.95%, 03/15/48	187	148,397
4.00%, 09/30/42	205	169,960
4.25%, 12/15/41	276	238,531
4.85%, 01/15/34	215	213,732
4.95%, 01/15/33	685	692,811
5.30%, 02/15/40	316	316,908
5.35%, 01/15/53	415	408,934
5.40%, 01/15/54	547	541,266
6.00%, 01/15/38	147	157,682
6.05%, 04/15/38	250	267,577
Duke Energy Florida LLC
1.75%, 06/15/30	230	195,630
2.40%, 12/15/31	530	452,310
2.50%, 12/01/29	355	320,040
3.00%, 12/15/51	230	150,433
3.20%, 01/15/27(a)	247	239,189
Security	Par (000)	Value

Electric (continued)
3.40%, 10/01/46	$230	$166,342
3.80%, 07/15/28	310	301,447
5.88%, 11/15/33	185	197,271
5.95%, 11/15/52	320	336,707
6.20%, 11/15/53	260	284,178
6.35%, 09/15/37	145	159,346
6.40%, 06/15/38	315	347,638
Duke Energy Indiana LLC
2.75%, 04/01/50	160	99,663
3.75%, 05/15/46	170	131,832
5.40%, 04/01/53	175	171,468
6.35%, 08/15/38	216	237,075
Series YYY, 3.25%, 10/01/49	215	148,404
Duke Energy Progress LLC
2.00%, 08/15/31	180	150,218
2.50%, 08/15/50	238	141,752
3.25%, 08/15/25	205	201,487
3.40%, 04/01/32	235	213,476
3.45%, 03/15/29	270	257,347
3.60%, 09/15/47	190	142,535
3.70%, 09/01/28(a)	199	192,570
4.10%, 05/15/42	250	209,959
4.10%, 03/15/43	186	154,785
4.15%, 12/01/44	195	161,612
4.20%, 08/15/45	440	366,861
5.10%, 03/15/34	270	274,168
5.25%, 03/15/33	235	240,556
5.35%, 03/15/53	205	199,707
Entergy Arkansas LLC
2.65%, 06/15/51	332	199,531
3.50%, 04/01/26	360	352,833
4.20%, 04/01/49(a)	570	463,564
Entergy Louisiana LLC
2.35%, 06/15/32(a)	190	158,312
2.90%, 03/15/51	220	138,643
3.10%, 06/15/41	160	118,192
4.00%, 03/15/33	342	315,240
4.20%, 09/01/48	478	386,646
4.20%, 04/01/50	213	171,916
4.75%, 09/15/52	205	181,079
5.35%, 03/15/34	135	137,637
5.70%, 03/15/54	275	278,672
Entergy Texas Inc., 1.75%, 03/15/31(a)	360	297,896
Evergy Kansas Central Inc.
3.45%, 04/15/50	190	134,203
4.13%, 03/01/42	576	487,712
Florida Power & Light Co.
2.45%, 02/03/32	555	474,526
2.88%, 12/04/51	654	429,547
3.13%, 12/01/25	301	294,567
3.15%, 10/01/49	309	216,991
3.70%, 12/01/47	350	274,107
3.95%, 03/01/48	343	279,065
3.99%, 03/01/49	350	286,207
4.05%, 06/01/42	243	207,643
4.05%, 10/01/44	135	114,191
4.13%, 02/01/42	267	232,052
4.13%, 06/01/48	187	155,123
4.40%, 05/15/28	285	283,797
4.45%, 05/15/26(a)	525	523,128
4.63%, 05/15/30	340	340,927

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.80%, 05/15/33	$170	$169,813
5.05%, 04/01/28	450	457,956
5.10%, 04/01/33	345	351,264
5.15%, 06/15/29(a)	480	492,262
5.30%, 06/15/34	535	553,654
5.30%, 04/01/53(a)	370	367,225
5.60%, 06/15/54	675	703,642
5.69%, 03/01/40(a)	215	223,875
5.95%, 02/01/38	395	426,962
5.96%, 04/01/39	185	199,804
Georgia Power Co.
4.30%, 03/15/42	680	593,524
4.65%, 05/16/28	165	165,266
4.70%, 05/15/32	65	64,367
4.95%, 05/17/33	580	580,300
5.00%, 02/23/27	140	141,351
5.13%, 05/15/52(a)	350	335,736
5.25%, 03/15/34	370	377,991
Series 10-C, 4.75%, 09/01/40	85	78,517
Series A, 3.25%, 03/15/51	350	244,729
Series B, 2.65%, 09/15/29	135	122,875
Series B, 3.70%, 01/30/50	215	164,051
Indiana Michigan Power Co., 5.63%, 04/01/53	225	226,087
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42(a)	123	117,371
Kentucky Utilities Co.
3.30%, 06/01/50	285	199,413
4.38%, 10/01/45	182	154,157
5.13%, 11/01/40	279	269,806
MidAmerican Energy Co.
2.70%, 08/01/52(a)	300	186,227
3.15%, 04/15/50(a)	260	179,784
3.65%, 04/15/29	358	344,708
3.65%, 08/01/48	298	229,040
4.25%, 07/15/49	362	305,742
5.30%, 02/01/55	140	136,934
5.85%, 09/15/54	430	452,790
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	248	231,426
2.40%, 03/15/30	193	171,043
2.75%, 04/15/32	385	333,416
3.40%, 02/07/28	361	346,980
4.02%, 11/01/32	153	143,891
4.30%, 03/15/49	147	123,355
4.45%, 03/13/26	375	372,732
4.80%, 02/05/27	195	195,968
4.80%, 03/15/28	230	231,056
4.85%, 02/07/29	305	308,724
5.45%, 10/30/25	225	226,421
5.80%, 01/15/33	245	259,259
Nevada Power Co.
6.00%, 03/15/54	190	198,693
Series CC, 3.70%, 05/01/29	200	192,306
Northern States Power Co./MN
2.60%, 06/01/51	370	228,342
2.90%, 03/01/50	283	186,779
3.40%, 08/15/42	109	84,853
3.60%, 09/15/47	33	24,946
4.50%, 06/01/52	210	182,476
5.10%, 05/15/53(a)	305	289,378
5.40%, 03/15/54	185	184,024
Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co.
3.20%, 05/15/27(a)	$530	$510,876
5.40%, 06/01/34(a)	210	215,780
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	239	215,845
3.10%, 09/15/49	309	211,438
3.70%, 11/15/28	300	289,426
3.75%, 04/01/45	523	413,853
4.30%, 05/15/28	65	64,266
4.55%, 09/15/32	300	294,388
4.95%, 09/15/52	386	358,292
5.55%, 06/15/54(c)	640	646,895
5.65%, 11/15/33	315	331,178
PacifiCorp
2.90%, 06/15/52	420	255,960
3.30%, 03/15/51	230	153,454
4.13%, 01/15/49	237	186,411
4.15%, 02/15/50	224	176,211
5.10%, 02/15/29	295	299,100
5.30%, 02/15/31	315	319,957
5.35%, 12/01/53	470	437,087
5.45%, 02/15/34	340	343,945
5.50%, 05/15/54	440	418,767
5.75%, 04/01/37	267	273,905
5.80%, 01/15/55	545	540,676
6.00%, 01/15/39	240	250,122
6.25%, 10/15/37	610	648,110
PECO Energy Co.
3.90%, 03/01/48	242	192,291
4.90%, 06/15/33	198	198,728
Potomac Electric Power Co.
4.15%, 03/15/43	375	318,294
6.50%, 11/15/37	270	305,803
PPL Electric Utilities Corp.
4.85%, 02/15/34(a)	260	259,542
5.00%, 05/15/33	280	281,943
5.25%, 05/15/53	275	270,137
Public Service Co. of Colorado
1.88%, 06/15/31	300	246,601
3.60%, 09/15/42	234	180,099
5.25%, 04/01/53	340	321,619
5.35%, 05/15/34(a)	100	102,049
5.75%, 05/15/54	130	132,661
Series 34, 3.20%, 03/01/50	260	176,459
Public Service Co. of New Hampshire, 5.35%,
10/01/33	120	123,651
Public Service Electric & Gas Co.
3.10%, 03/15/32	265	236,259
3.80%, 03/01/46	368	296,515
4.65%, 03/15/33(a)	180	177,541
5.20%, 08/01/33	85	87,123
5.45%, 03/01/54(a)	245	248,992
Puget Sound Energy Inc., 4.22%, 06/15/48	235	190,467
San Diego Gas & Electric Co.
2.50%, 05/15/26(a)	277	266,604
3.70%, 03/15/52	190	142,439
4.50%, 08/15/40(a)	185	169,144
4.95%, 08/15/28	285	288,475
5.35%, 04/01/53(a)	350	341,928
5.55%, 04/15/54	210	211,724
Series VVV, 1.70%, 10/01/30	441	371,906

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series WWW, 2.95%, 08/15/51	$295	$198,142
Series XXX, 3.00%, 03/15/32(a)	195	172,236
Southern California Edison Co.
2.25%, 06/01/30	180	156,276
2.75%, 02/01/32	200	173,066
2.85%, 08/01/29(a)	302	276,815
3.45%, 02/01/52	280	196,763
3.65%, 02/01/50	477	351,575
4.00%, 04/01/47	684	540,921
4.50%, 09/01/40	175	154,788
4.65%, 10/01/43	299	265,257
4.88%, 02/01/27	240	240,780
5.15%, 06/01/29	225	228,971
5.20%, 06/01/34	580	581,999
5.30%, 03/01/28	240	244,379
5.35%, 03/01/26(a)	340	342,283
5.45%, 06/01/31	735	758,834
5.50%, 03/15/40	229	229,559
5.65%, 10/01/28	45	46,472
5.85%, 11/01/27	580	598,535
5.88%, 12/01/53	260	267,425
5.95%, 11/01/32	295	312,132
6.00%, 01/15/34	215	228,412
6.05%, 03/15/39	211	223,506
Series 08-A, 5.95%, 02/01/38	230	240,939
Series 20A, 2.95%, 02/01/51	335	216,361
Series A, 4.20%, 03/01/29	194	189,103
Series B, 4.88%, 03/01/49	225	201,115
Series C, 4.13%, 03/01/48	557	446,949
Series D, 4.70%, 06/01/27(a)	455	454,873
Series E, 3.70%, 08/01/25	367	362,026
Southwestern Public Service Co.
6.00%, 06/01/54	600	613,401
Series 8, 3.15%, 05/01/50	310	204,031
Tampa Electric Co., 4.90%, 03/01/29	145	146,628
Union Electric Co.
2.15%, 03/15/32	220	182,019
2.63%, 03/15/51	185	113,265
3.90%, 04/01/52	190	149,823
5.20%, 04/01/34	185	187,955
5.45%, 03/15/53	250	246,240
Virginia Electric & Power Co.
2.30%, 11/15/31	68	57,383
2.40%, 03/30/32	295	249,266
2.45%, 12/15/50(a)	463	269,814
2.95%, 11/15/51	495	319,324
3.30%, 12/01/49(a)	252	174,759
4.00%, 01/15/43	260	214,302
4.45%, 02/15/44	86	74,947
4.60%, 12/01/48	159	138,423
5.00%, 04/01/33	370	369,326
5.00%, 01/15/34	440	437,642
5.35%, 01/15/54(a)	175	170,862
5.45%, 04/01/53	360	355,340
5.70%, 08/15/53(a)	280	286,490
8.88%, 11/15/38	361	484,031
Series A, 2.88%, 07/15/29	345	318,066
Series A, 3.15%, 01/15/26	360	351,319
Series A, 3.50%, 03/15/27	338	328,583
Series A, 3.80%, 04/01/28	220	213,771
Series A, 6.00%, 05/15/37(a)	177	187,604
Security	Par (000)	Value

Electric (continued)
Series B, 3.75%, 05/15/27	$370	$361,115
Series B, 3.80%, 09/15/47	520	399,623
Series B, 6.00%, 01/15/36	265	282,273
Series C, 4.00%, 11/15/46	240	192,162
Series C, 4.63%, 05/15/52	388	338,057
Series D, 4.65%, 08/15/43	275	246,800
Wisconsin Electric Power Co., 4.75%, 09/30/32(a)	175	175,364
		91,863,534
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26	487	449,692
1.80%, 10/15/27	297	273,296
1.95%, 10/15/30	180	155,479
2.00%, 12/21/28(a)	285	257,673
2.20%, 12/21/31	565	482,606
2.75%, 10/15/50	162	106,536
2.80%, 12/21/51	418	271,263
		1,996,545
Electronics — 0.6%
Honeywell International Inc.
1.10%, 03/01/27	465	427,544
1.75%, 09/01/31	785	651,022
1.95%, 06/01/30	466	405,927
2.50%, 11/01/26	744	712,004
2.70%, 08/15/29	360	331,601
2.80%, 06/01/50	259	175,565
4.25%, 01/15/29	230	228,363
4.50%, 01/15/34	790	773,683
4.65%, 07/30/27	300	301,272
4.70%, 02/01/30	300	301,808
4.75%, 02/01/32	300	301,187
4.88%, 09/01/29	325	330,077
4.95%, 02/15/28	378	385,386
4.95%, 09/01/31	250	255,262
5.00%, 02/15/33(a)	483	491,857
5.00%, 03/01/35	590	597,157
5.25%, 03/01/54	600	595,325
5.35%, 03/01/64	245	244,043
Tyco Electronics Group SA
2.50%, 02/04/32(a)	250	216,019
4.50%, 02/13/26(a)	375	373,884
		8,098,986
Environmental Control — 0.3%
Waste Management Inc.
0.75%, 11/15/25	100	94,879
1.15%, 03/15/28	140	124,430
1.50%, 03/15/31	417	342,454
2.50%, 11/15/50	65	40,277
3.15%, 11/15/27	105	100,677
4.15%, 04/15/32	455	438,910
4.15%, 07/15/49(a)	180	153,595
4.63%, 02/15/30	525	527,282
4.63%, 02/15/33	275	271,806
4.88%, 02/15/29(a)	175	177,749
4.88%, 02/15/34(a)	565	567,374
4.95%, 07/03/27	400	404,900
4.95%, 07/03/31	595	604,555
		3,848,888
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34	260	279,185

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.1%
Hershey Co. (The), 2.30%, 08/15/26	$370	$353,942
Hormel Foods Corp.
1.70%, 06/03/28	345	311,483
1.80%, 06/11/30	426	366,775
3.05%, 06/03/51	265	180,732
4.80%, 03/30/27(a)	260	261,717
Walmart Inc., 3.90%, 09/09/25	365	361,779
		1,836,428
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	281	320,292

Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31	332	272,124
2.63%, 09/15/29	285	259,400
2.85%, 02/15/52	235	150,246
3.00%, 06/15/27	372	356,204
3.38%, 09/15/49	248	177,457
4.13%, 10/15/44	384	325,318
4.15%, 01/15/43	250	215,099
4.30%, 10/01/48	220	186,198
5.75%, 10/15/52	155	160,614
5.90%, 11/15/33(a)	170	181,232
6.20%, 11/15/53(a)	155	171,190
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	475	396,348
4.40%, 07/01/32(a)	510	489,030
5.25%, 03/01/28	300	304,779
5.40%, 03/01/33	65	66,222
ONE Gas Inc., 4.66%, 02/01/44	75	67,134
Southern California Gas Co.
2.95%, 04/15/27	390	372,684
5.20%, 06/01/33	295	298,561
5.60%, 04/01/54	347	351,904
5.75%, 06/01/53	195	200,358
6.35%, 11/15/52(a)	265	294,785
Series TT, 2.60%, 06/15/26	354	340,204
Series VV, 4.30%, 01/15/49	192	158,238
Series XX, 2.55%, 02/01/30	224	200,800
		5,996,129
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	443	306,824

Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28	359	323,283
1.40%, 06/30/30(a)	318	270,552
3.75%, 11/30/26	837	823,824
4.75%, 11/30/36	1,487	1,485,982
4.75%, 04/15/43	218	210,242
4.90%, 11/30/46	1,196	1,159,153
5.30%, 05/27/40	297	307,880
6.00%, 04/01/39	245	272,955
6.15%, 11/30/37	395	442,417
Danaher Corp.
2.60%, 10/01/50(a)	385	243,029
2.80%, 12/10/51(a)	515	335,377
3.35%, 09/15/25	70	68,861
4.38%, 09/15/45	110	98,593
DH Europe Finance II SARL
2.60%, 11/15/29	350	318,460
Security	Par (000)	Value

Health Care - Products (continued)
3.25%, 11/15/39	$505	$410,828
3.40%, 11/15/49	335	248,002
Medtronic Global Holdings SCA
4.25%, 03/30/28	365	361,642
4.50%, 03/30/33	455	447,230
Medtronic Inc.
4.38%, 03/15/35	932	900,361
4.63%, 03/15/45(a)	1,087	1,006,336
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	330	296,298
2.00%, 10/15/31(a)	425	357,012
2.60%, 10/01/29	240	219,246
2.80%, 10/15/41	586	429,656
4.10%, 08/15/47	315	266,856
4.80%, 11/21/27	375	378,773
4.95%, 08/10/26	415	417,720
4.95%, 11/21/32	615	623,857
4.98%, 08/10/30	470	480,125
5.00%, 12/05/26	390	393,871
5.00%, 01/31/29(a)	720	734,390
5.09%, 08/10/33	370	377,424
5.20%, 01/31/34(a)	305	314,727
5.40%, 08/10/43	205	209,260
		15,234,222
Health Care - Services — 2.8%
Ascension Health
3.95%, 11/15/46	287	246,550
Series B, 2.53%, 11/15/29	307	279,195
Series B, 3.11%, 11/15/39	315	252,199
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50	40	29,812
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50	164	134,736
Baylor Scott & White Holdings, Series 2021,
2.84%, 11/15/50	330	223,762
Children’s Hospital of Philadelphia (The), Series
2020, 2.70%, 07/01/50	225	150,861
CommonSpirit Health
2.78%, 10/01/30	195	173,160
3.35%, 10/01/29	200	186,957
3.82%, 10/01/49	262	205,063
3.91%, 10/01/50	240	187,734
4.19%, 10/01/49	400	328,987
4.35%, 11/01/42	50	43,147
5.32%, 12/01/34	250	252,161
6.07%, 11/01/27	175	181,843
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49(a)	215	159,402
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47	210	177,332
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41	180	128,163
Series 2020, 2.88%, 09/01/50	450	304,612
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52(a)	200	161,345
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46(a)	176	146,531
Kaiser Foundation Hospitals
3.15%, 05/01/27	67	64,860
4.15%, 05/01/47	527	456,965
4.88%, 04/01/42	220	212,919

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.27%, 11/01/49(a)	$515	$380,745
Series 2021, 2.81%, 06/01/41	450	334,443
Series 2021, 3.00%, 06/01/51(a)	935	649,416
Mass General Brigham Inc., Series 2020, 3.34%,
07/01/60	194	136,085
Mayo Clinic, Series 2021, 3.20%, 11/15/61	200	135,660
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 07/01/55(a)	155	134,050
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50	285	187,394
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	266	229,708
Series 2019, 3.95%	100	74,503
Northwell Healthcare Inc.
3.98%, 11/01/46	190	150,960
4.26%, 11/01/47	463	383,676
Novant Health Inc., 3.17%, 11/01/51	246	171,559
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33(a)	70	71,307
Series 19A, 2.53%, 10/01/29	171	153,437
Series 21A, 2.70%, 10/01/51	270	165,288
SSM Health Care Corp., Series A, 3.82%,
06/01/27(a)	75	73,362
Stanford Health Care, Series 2018, 3.80%,
11/15/48	385	317,286
Sutter Health
Series 20A, 2.29%, 08/15/30	225	197,234
Series 20A, 3.36%, 08/15/50	89	65,806
Toledo Hospital (The), 5.75%, 11/15/38(a)	176	175,901
UnitedHealth Group Inc.
3.70%, 05/15/27	100	97,881
1.15%, 05/15/26	480	451,409
1.25%, 01/15/26	201	191,220
2.00%, 05/15/30	510	443,623
2.30%, 05/15/31	727	624,607
2.75%, 05/15/40	372	273,176
2.88%, 08/15/29	430	398,083
2.90%, 05/15/50	620	412,394
2.95%, 10/15/27	456	435,103
3.05%, 05/15/41	660	498,839
3.10%, 03/15/26	546	532,968
3.13%, 05/15/60	440	285,096
3.25%, 05/15/51	712	501,541
3.38%, 04/15/27	195	189,423
3.45%, 01/15/27(a)	216	210,749
3.50%, 08/15/39	710	587,206
3.70%, 08/15/49	497	381,284
3.75%, 10/15/47	459	358,777
3.85%, 06/15/28	537	524,239
3.88%, 12/15/28	344	335,562
3.88%, 08/15/59	660	497,665
3.95%, 10/15/42	263	221,299
4.00%, 05/15/29	330	323,025
4.20%, 05/15/32	550	528,036
4.20%, 01/15/47	287	241,525
4.25%, 01/15/29	505	499,960
4.25%, 03/15/43	235	207,069
4.25%, 04/15/47	288	245,113
4.25%, 06/15/48	560	473,328
4.38%, 03/15/42	410	367,778
4.45%, 12/15/48	323	281,138
Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/15/33	$425	$414,284
4.60%, 04/15/27	185	185,402
4.63%, 07/15/35	547	534,120
4.63%, 11/15/41	259	238,879
4.75%, 07/15/26(a)	185	185,641
4.75%, 07/15/45	780	722,009
4.75%, 05/15/52	875	791,009
4.80%, 01/15/30	575	580,043
4.90%, 04/15/31	585	591,290
4.95%, 01/15/32	800	808,456
4.95%, 05/15/62	525	476,686
5.00%, 04/15/34	455	457,257
5.05%, 04/15/53	805	761,177
5.15%, 10/15/25	390	391,579
5.15%, 07/15/34	800	812,662
5.20%, 04/15/63	845	799,349
5.25%, 02/15/28	355	363,950
5.30%, 02/15/30	665	688,902
5.35%, 02/15/33	825	853,269
5.38%, 04/15/54	940	930,861
5.50%, 07/15/44	800	808,727
5.50%, 04/15/64	405	401,173
5.63%, 07/15/54	800	820,507
5.75%, 07/15/64	685	703,626
5.80%, 03/15/36	430	460,035
5.88%, 02/15/53	890	942,347
6.05%, 02/15/63	565	606,973
6.50%, 06/15/37	207	233,310
6.63%, 11/15/37	304	345,524
6.88%, 02/15/38	515	603,398
UPMC, 5.04%, 05/15/33	310	311,223
		38,318,900
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27	220	198,129
2.00%, 11/02/31(a)	540	458,817
2.88%, 02/07/50(a)	236	162,339
3.10%, 03/26/30	285	266,186
3.20%, 04/25/29(a)	295	279,748
3.20%, 07/30/46	199	146,002
3.95%, 11/01/28	305	299,320
6.63%, 08/01/37(a)	281	327,342
		2,137,883
Insurance — 2.5%
Aflac Inc.
3.60%, 04/01/30	348	328,345
4.75%, 01/15/49	273	248,389
Alleghany Corp.
3.25%, 08/15/51	225	155,798
3.63%, 05/15/30	240	228,444
AXA SA, 8.60%, 12/15/30	145	172,241
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	267	225,110
1.85%, 03/12/30	400	349,948
2.30%, 03/15/27	280	265,692
2.50%, 01/15/51	460	289,851
2.85%, 10/15/50(a)	590	393,527
2.88%, 03/15/32(a)	505	452,811
3.85%, 03/15/52	1,030	824,137
4.20%, 08/15/48	896	779,219

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.25%, 01/15/49	$797	$700,075
4.30%, 05/15/43	198	179,190
4.40%, 05/15/42	500	468,226
5.75%, 01/15/40	282	305,410
Berkshire Hathaway Inc.
3.13%, 03/15/26	1,103	1,079,956
4.50%, 02/11/43(a)	547	525,945
Chubb Corp. (The)
6.00%, 05/11/37	338	368,552
Series 1, 6.50%, 05/15/38	280	321,193
Chubb INA Holdings LLC
1.38%, 09/15/30	415	346,130
2.85%, 12/15/51	890	595,282
3.05%, 12/15/61	585	382,023
3.35%, 05/03/26	765	746,064
4.35%, 11/03/45	560	493,595
4.65%, 08/15/29	300	301,046
5.00%, 03/15/34	400	404,482
Loews Corp.
3.20%, 05/15/30	148	136,655
3.75%, 04/01/26	435	427,467
4.13%, 05/15/43	226	191,891
Manulife Financial Corp.
2.48%, 05/19/27	269	252,826
3.70%, 03/16/32(a)	315	292,493
4.15%, 03/04/26	549	542,639
5.38%, 03/04/46	327	324,774
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	700	611,262
3.75%, 03/14/26	399	392,479
4.20%, 03/01/48	355	296,473
4.35%, 01/30/47	213	183,282
4.38%, 03/15/29(a)	1,004	997,655
4.75%, 03/15/39	279	265,665
4.90%, 03/15/49	498	459,607
5.15%, 03/15/34	155	158,221
5.40%, 09/15/33(a)	235	244,292
5.45%, 03/15/53	205	205,413
5.45%, 03/15/54	155	156,007
5.70%, 09/15/53(a)	360	374,487
5.75%, 11/01/32	110	117,189
6.25%, 11/01/52	260	290,153
MetLife Inc.
3.60%, 11/13/25	252	248,177
4.05%, 03/01/45	424	351,144
4.13%, 08/13/42	430	366,421
4.55%, 03/23/30(a)	420	420,882
4.60%, 05/13/46	350	314,433
4.88%, 11/13/43	355	331,687
5.00%, 07/15/52	570	532,775
5.25%, 01/15/54	350	342,401
5.30%, 12/15/34	360	368,169
5.38%, 07/15/33(a)	335	345,365
5.70%, 06/15/35(a)	411	434,298
5.88%, 02/06/41(a)	430	452,647
6.38%, 06/15/34	474	523,024
6.50%, 12/15/32(a)	221	245,071
PartnerRe Finance B LLC, 3.70%, 07/02/29(a)	310	294,299
Principal Financial Group Inc.
2.13%, 06/15/30	281	241,081
3.70%, 05/15/29	365	348,206
Security	Par (000)	Value

Insurance (continued)
6.05%, 10/15/36	$310	$333,113
Progressive Corp. (The)
2.45%, 01/15/27(a)	166	157,571
2.50%, 03/15/27	190	179,988
3.00%, 03/15/32	240	213,904
3.20%, 03/26/30	224	207,865
3.70%, 03/15/52	200	153,282
3.95%, 03/26/50	238	192,370
4.00%, 03/01/29	185	180,539
4.13%, 04/15/47	313	264,258
4.20%, 03/15/48(a)	190	161,016
4.95%, 06/15/33	280	282,955
Prudential Financial Inc.
1.50%, 03/10/26(a)	335	318,196
2.10%, 03/10/30(a)	237	207,427
3.00%, 03/10/40	151	114,908
3.70%, 03/13/51(a)	667	498,884
3.91%, 12/07/47	463	368,541
3.94%, 12/07/49	428	335,286
4.35%, 02/25/50	368	309,935
4.60%, 05/15/44	953	859,556
5.70%, 12/14/36	190	200,319
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	410	376,670
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	625	632,932
Travelers Companies Inc. (The)
2.55%, 04/27/50	205	128,044
3.05%, 06/08/51(a)	320	220,492
3.75%, 05/15/46	198	158,792
4.00%, 05/30/47	280	232,514
4.05%, 03/07/48	239	200,197
4.10%, 03/04/49	180	151,393
4.60%, 08/01/43	180	165,663
5.35%, 11/01/40	280	283,659
5.45%, 05/25/53	785	807,729
6.25%, 06/15/37	389	431,831
Travelers Property Casualty Corp., 6.38%,
03/15/33(a)	428	478,167
		34,819,687
Internet — 2.9%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	405	343,574
2.70%, 02/09/41	545	378,698
3.15%, 02/09/51	685	455,844
3.25%, 02/09/61	445	283,008
3.40%, 12/06/27(a)	885	848,647
4.00%, 12/06/37	335	295,090
4.20%, 12/06/47(a)	775	635,848
4.40%, 12/06/57	390	319,472
4.50%, 11/28/34	265	252,518
Alphabet Inc.
0.45%, 08/15/25	380	363,943
0.80%, 08/15/27(a)	650	587,880
1.10%, 08/15/30(a)	1,207	1,011,862
1.90%, 08/15/40(a)	574	387,148
2.00%, 08/15/26	1,027	979,088
2.05%, 08/15/50(a)	1,082	636,741
2.25%, 08/15/60(a)	845	487,005
Amazon.com Inc.
1.00%, 05/12/26	1,510	1,421,309
1.20%, 06/03/27	652	597,216
1.50%, 06/03/30	1,161	989,796

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
1.65%, 05/12/28	$897	$812,245
2.10%, 05/12/31	1,427	1,229,668
2.50%, 06/03/50(a)	956	600,784
2.70%, 06/03/60	801	485,445
2.88%, 05/12/41	962	731,737
3.10%, 05/12/51	1,365	963,563
3.15%, 08/22/27(a)	1,917	1,847,099
3.25%, 05/12/61	735	505,370
3.30%, 04/13/27	865	840,602
3.45%, 04/13/29	670	647,695
3.60%, 04/13/32	1,150	1,079,876
3.88%, 08/22/37	1,044	946,186
3.95%, 04/13/52	980	810,352
4.05%, 08/22/47	1,322	1,135,115
4.10%, 04/13/62	520	428,248
4.25%, 08/22/57(a)	1,047	900,243
4.55%, 12/01/27	1,075	1,081,081
4.60%, 12/01/25	335	335,014
4.65%, 12/01/29	450	456,627
4.70%, 12/01/32	875	885,486
4.80%, 12/05/34	544	552,643
4.95%, 12/05/44	1,079	1,073,708
5.20%, 12/03/25	491	494,063
Baidu Inc.
1.72%, 04/09/26(a)	200	189,779
2.38%, 08/23/31	220	187,220
3.63%, 07/06/27	215	208,914
4.38%, 03/29/28	35	34,659
Booking Holdings Inc.
3.55%, 03/15/28	175	169,235
3.60%, 06/01/26	527	517,200
4.63%, 04/13/30(a)	653	655,324
Meta Platforms Inc.
3.50%, 08/15/27	1,510	1,470,111
3.85%, 08/15/32	1,280	1,213,683
4.45%, 08/15/52	970	852,091
4.60%, 05/15/28	1,145	1,154,964
4.65%, 08/15/62	570	503,075
4.80%, 05/15/30	570	580,807
4.95%, 05/15/33(a)	720	735,294
5.60%, 05/15/53	1,180	1,227,854
5.75%, 05/15/63	775	813,910
Tencent Music Entertainment Group, 2.00%,
09/03/30	210	178,655
		40,810,312
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	265	238,683
3.13%, 04/01/32	305	270,984
3.85%, 04/01/52	275	213,959
3.95%, 05/01/28(a)	205	200,486
4.30%, 05/23/27(a)	170	168,495
6.40%, 12/01/37(a)	115	128,164
		1,220,771
Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	460	419,271
Caterpillar Financial Services Corp.
0.80%, 11/13/25	270	257,109
0.90%, 03/02/26	445	419,649
1.10%, 09/14/27(a)	409	370,241
Security	Par (000)	Value

Machinery (continued)
1.15%, 09/14/26	$270	$251,446
1.70%, 01/08/27	175	163,681
3.60%, 08/12/27(a)	455	443,613
3.65%, 08/12/25	438	432,401
4.35%, 05/15/26	560	557,371
4.50%, 01/08/27	165	165,031
4.80%, 01/06/26	210	210,392
4.85%, 02/27/29(a)	235	238,971
5.00%, 05/14/27	275	278,753
5.05%, 02/27/26	360	362,163
5.15%, 08/11/25	140	140,316
Caterpillar Inc.
1.90%, 03/12/31(a)	150	128,973
2.60%, 09/19/29	356	327,080
2.60%, 04/09/30	306	277,802
3.25%, 09/19/49(a)	650	478,679
3.25%, 04/09/50	454	334,441
3.80%, 08/15/42	797	669,133
4.30%, 05/15/44	329	294,492
4.75%, 05/15/64	527	481,707
5.20%, 05/27/41	469	471,505
Deere & Co.
2.88%, 09/07/49(a)	125	86,132
3.10%, 04/15/30	408	378,976
3.75%, 04/15/50	429	347,821
3.90%, 06/09/42	431	369,057
5.38%, 10/16/29(a)	181	188,565
John Deere Capital Corp.
0.70%, 01/15/26	350	330,519
1.05%, 06/17/26	565	528,965
1.45%, 01/15/31	330	273,694
1.50%, 03/06/28	235	211,693
1.70%, 01/11/27(a)	275	256,927
1.75%, 03/09/27	250	232,919
2.00%, 06/17/31	330	278,955
2.35%, 03/08/27	140	132,569
2.45%, 01/09/30	255	230,071
2.65%, 06/10/26	400	385,882
2.80%, 09/08/27	543	515,888
2.80%, 07/18/29	270	250,040
3.35%, 04/18/29	178	170,135
3.45%, 03/07/29	276	264,223
3.90%, 06/07/32	140	132,292
4.05%, 09/08/25	205	203,239
4.15%, 09/15/27(a)	435	431,022
4.35%, 09/15/32	395	386,343
4.50%, 01/08/27(a)	220	220,181
4.50%, 01/16/29	265	265,241
4.70%, 06/10/30	250	253,024
4.75%, 06/08/26	565	566,389
4.75%, 01/20/28(a)	285	287,493
4.80%, 01/09/26	380	380,550
4.85%, 03/05/27	165	166,222
4.85%, 06/11/29	255	258,779
4.90%, 06/11/27	385	388,986
4.90%, 03/03/28	65	65,897
4.90%, 03/07/31	265	269,129
4.95%, 07/14/28	675	686,602
5.05%, 03/03/26	180	181,196
5.10%, 04/11/34	705	719,910
5.15%, 09/08/26	210	212,170

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.15%, 09/08/33	$405	$416,110
Series 1, 5.05%, 06/12/34	825	838,378
Rockwell Automation Inc., 4.20%, 03/01/49	425	360,054
		21,296,458
Manufacturing — 0.4%
3M Co.
2.25%, 09/19/26	210	199,221
2.38%, 08/26/29	560	501,717
2.88%, 10/15/27	450	426,048
3.05%, 04/15/30(a)	25	23,017
3.13%, 09/19/46	55	38,266
3.25%, 08/26/49	210	146,823
3.38%, 03/01/29(a)	345	326,886
3.63%, 09/14/28(a)	270	259,560
3.63%, 10/15/47	415	310,945
3.70%, 04/15/50	215	161,596
4.00%, 09/14/48(a)	110	90,813
5.70%, 03/15/37(a)	500	530,791
Eaton Corp.
3.10%, 09/15/27	75	71,895
4.00%, 11/02/32	305	290,885
4.15%, 03/15/33	630	604,405
4.15%, 11/02/42	160	139,698
4.35%, 05/18/28	90	89,723
4.70%, 08/23/52	465	429,154
Illinois Tool Works Inc.
2.65%, 11/15/26	565	543,680
3.90%, 09/01/42(a)	830	705,209
4.88%, 09/15/41	165	160,718
		6,051,050
Media — 3.3%
Comcast Corp.
1.50%, 02/15/31	785	643,900
1.95%, 01/15/31	585	494,015
2.35%, 01/15/27(a)	1,104	1,046,839
2.45%, 08/15/52(a)	606	351,061
2.65%, 02/01/30	880	796,428
2.65%, 08/15/62	455	255,462
2.80%, 01/15/51	776	490,466
2.89%, 11/01/51	2,140	1,370,919
2.94%, 11/01/56	2,423	1,505,992
2.99%, 11/01/63	1,532	926,081
3.15%, 03/01/26	969	945,725
3.15%, 02/15/28	860	820,288
3.20%, 07/15/36	508	422,102
3.25%, 11/01/39	485	383,437
3.30%, 02/01/27	1,052	1,019,703
3.30%, 04/01/27	924	894,360
3.38%, 08/15/25	610	600,112
3.40%, 04/01/30	554	519,477
3.40%, 07/15/46	822	609,841
3.45%, 02/01/50	698	506,298
3.55%, 05/01/28	475	457,982
3.75%, 04/01/40	974	808,616
3.90%, 03/01/38	666	580,153
3.95%, 10/15/25	1,073	1,061,735
3.97%, 11/01/47	942	754,107
4.00%, 08/15/47	371	299,445
4.00%, 03/01/48	364	292,469
4.00%, 11/01/49	710	567,724
Security	Par (000)	Value

Media (continued)
4.05%, 11/01/52	$383	$304,971
4.15%, 10/15/28	1,748	1,719,455
4.20%, 08/15/34	343	322,034
4.25%, 10/15/30	819	800,580
4.25%, 01/15/33	805	768,113
4.40%, 08/15/35	323	305,500
4.55%, 01/15/29	615	614,913
4.60%, 10/15/38	326	305,548
4.60%, 08/15/45	287	256,512
4.65%, 02/15/33(a)	360	355,169
4.65%, 07/15/42	279	254,361
4.70%, 10/15/48	718	648,709
4.80%, 05/15/33(a)	440	437,825
4.95%, 10/15/58	418	383,645
5.10%, 06/01/29	430	440,467
5.25%, 11/07/25	220	221,236
5.30%, 06/01/34	620	634,399
5.35%, 11/15/27	520	532,585
5.35%, 05/15/53	575	562,728
5.50%, 11/15/32	235	245,233
5.50%, 05/15/64	790	776,561
5.65%, 06/15/35	311	326,099
5.65%, 06/01/54	1,040	1,060,439
6.45%, 03/15/37	350	388,026
6.50%, 11/15/35	330	368,426
7.05%, 03/15/33	235	268,740
NBCUniversal Media LLC, 4.45%, 01/15/43	311	274,473
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	389	368,188
2.95%, 06/15/27	441	422,703
3.00%, 02/13/26	515	501,102
3.00%, 07/30/46	224	157,495
3.15%, 09/17/25	263	258,161
3.70%, 12/01/42	235	191,117
4.13%, 06/01/44	472	403,694
Series B, 7.00%, 03/01/32	85	96,681
Series E, 4.13%, 12/01/41	401	347,607
Walt Disney Co. (The)
1.75%, 01/13/26	586	561,360
2.00%, 09/01/29	793	701,831
2.20%, 01/13/28(a)	580	538,377
2.65%, 01/13/31	1,240	1,103,703
2.75%, 09/01/49(a)	742	484,337
3.50%, 05/13/40	668	545,334
3.60%, 01/13/51	1,136	868,590
3.70%, 10/15/25	224	221,117
3.70%, 03/23/27	300	294,030
3.80%, 03/22/30(a)	489	470,669
3.80%, 05/13/60(a)	737	559,479
4.63%, 03/23/40(a)	427	404,658
4.70%, 03/23/50(a)	746	690,790
4.75%, 09/15/44	260	241,278
5.40%, 10/01/43	296	298,960
6.15%, 02/15/41(a)	250	274,374
6.20%, 12/15/34(a)	462	511,882
6.40%, 12/15/35	400	448,481
6.65%, 11/15/37	533	613,256
		45,580,738
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	165	139,349

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 0.6%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	$485	$422,086
4.75%, 02/28/28(a)	580	583,026
4.88%, 02/27/26	520	520,409
4.90%, 02/28/33	320	321,034
5.00%, 09/30/43(a)	901	867,220
5.10%, 09/08/28	305	310,617
5.25%, 09/08/26	710	717,764
5.25%, 09/08/30(a)	545	563,104
5.25%, 09/08/33	580	593,349
5.50%, 09/08/53(a)	445	453,375
Rio Tinto Alcan Inc., 6.13%, 12/15/33	320	347,859
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	440	281,345
5.20%, 11/02/40	507	503,546
7.13%, 07/15/28	326	355,814
Rio Tinto Finance USA PLC
4.13%, 08/21/42	371	322,129
4.75%, 03/22/42	185	174,508
5.00%, 03/09/33(a)	235	239,433
5.13%, 03/09/53	400	386,528
		7,963,146
Oil & Gas — 3.5%
BP Capital Markets America Inc.
1.75%, 08/10/30	405	344,697
2.72%, 01/12/32	870	755,879
2.77%, 11/10/50(a)	520	332,263
2.94%, 06/04/51(a)	962	632,773
3.00%, 02/24/50	1,352	911,150
3.00%, 03/17/52(a)	510	338,060
3.02%, 01/16/27(a)	409	394,417
3.06%, 06/17/41	580	436,505
3.07%, 03/30/50	20	18,495
3.12%, 05/04/26	630	612,804
3.38%, 02/08/61(a)	808	550,823
3.41%, 02/11/26	668	655,024
3.54%, 04/06/27	90	87,741
3.59%, 04/14/27	246	239,944
3.63%, 04/06/30	682	649,579
3.80%, 09/21/25	190	187,832
3.94%, 09/21/28	390	380,097
4.23%, 11/06/28	763	752,325
4.70%, 04/10/29	580	582,440
4.81%, 02/13/33	1,025	1,015,896
4.89%, 09/11/33	580	577,502
4.97%, 10/17/29	420	426,525
4.99%, 04/10/34	390	390,073
5.02%, 11/17/27	385	390,442
5.23%, 11/17/34	635	645,806
BP Capital Markets PLC
3.28%, 09/19/27	1,664	1,602,634
3.72%, 11/28/28	389	375,889
6.45%, (5-year CMT + 2.153%)(b)(d)	495	511,765
Chevron Corp.
2.00%, 05/11/27	488	457,275
2.24%, 05/11/30	874	773,772
2.95%, 05/16/26(a)	871	846,886
3.08%, 05/11/50(a)	567	400,799
3.33%, 11/17/25	331	325,844
Chevron USA Inc.
0.69%, 08/12/25(a)	156	149,532
Security	Par (000)	Value

Oil & Gas (continued)
1.02%, 08/12/27	$293	$265,023
2.34%, 08/12/50	827	495,981
3.85%, 01/15/28	100	98,317
ConocoPhillips Co.
3.76%, 03/15/42	339	276,069
3.80%, 03/15/52	463	356,146
4.03%, 03/15/62	785	603,933
4.30%, 11/15/44	338	292,010
5.05%, 09/15/33(a)	580	587,845
5.30%, 05/15/53(a)	655	638,275
5.55%, 03/15/54	660	664,725
5.70%, 09/15/63	320	326,299
5.90%, 10/15/32	126	135,181
6.50%, 02/01/39	680	769,073
6.95%, 04/15/29	265	291,418
EOG Resources Inc.
3.90%, 04/01/35	154	141,070
4.15%, 01/15/26	346	343,540
4.38%, 04/15/30	457	453,911
4.95%, 04/15/50	835	780,489
Exxon Mobil Corp.
2.28%, 08/16/26	453	433,336
2.44%, 08/16/29	739	674,862
2.61%, 10/15/30	772	693,475
3.00%, 08/16/39	272	214,296
3.04%, 03/01/26(a)	1,122	1,095,488
3.10%, 08/16/49	535	375,057
3.29%, 03/19/27	389	379,996
3.45%, 04/15/51(a)	1,083	806,996
3.48%, 03/19/30	861	818,150
3.57%, 03/06/45	435	344,013
4.11%, 03/01/46	1,314	1,124,235
4.23%, 03/19/40	748	677,386
4.33%, 03/19/50	1,174	1,019,768
Shell International Finance BV
2.38%, 11/07/29	742	668,512
2.50%, 09/12/26	514	492,404
2.75%, 04/06/30	872	795,076
2.88%, 05/10/26	978	949,246
2.88%, 11/26/41	205	150,476
3.00%, 11/26/51	398	268,323
3.13%, 11/07/49	482	336,876
3.25%, 04/06/50	793	567,436
3.63%, 08/21/42	243	196,892
3.75%, 09/12/46	573	456,957
3.88%, 11/13/28	624	610,484
4.00%, 05/10/46	891	739,540
4.13%, 05/11/35(a)	653	614,357
4.38%, 05/11/45	1,072	945,958
4.55%, 08/12/43	523	480,014
5.50%, 03/25/40	368	381,183
6.38%, 12/15/38	1,030	1,167,451
TotalEnergies Capital International SA
2.83%, 01/10/30	734	672,860
2.99%, 06/29/41	352	262,412
3.13%, 05/29/50	1,506	1,047,432
3.39%, 06/29/60	333	229,035
3.46%, 02/19/29(a)	505	482,953
3.46%, 07/12/49	371	275,207
TotalEnergies Capital SA
3.88%, 10/11/28(a)	403	393,077

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.15%, 04/05/34	$573	$585,865
5.49%, 04/05/54	733	740,812
5.64%, 04/05/64	633	642,260
		49,082,949
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	424	412,918
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26	200	188,295
3.14%, 11/07/29	283	263,153
3.34%, 12/15/27	567	544,405
4.08%, 12/15/47(a)	578	478,233
4.49%, 05/01/30	263	260,511
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25	205	197,107
Schlumberger Investment SA
2.65%, 06/26/30(a)	465	419,219
4.50%, 05/15/28	100	100,101
4.85%, 05/15/33	100	100,374
		2,964,316
Pharmaceuticals — 7.9%
AbbVie Inc.
2.95%, 11/21/26	1,379	1,330,850
3.20%, 05/14/26	335	326,720
3.20%, 11/21/29	2,065	1,936,834
4.05%, 11/21/39	1,785	1,594,802
4.25%, 11/14/28	630	625,220
4.25%, 11/21/49	2,125	1,815,688
4.30%, 05/14/36	260	245,828
4.40%, 11/06/42	1,570	1,415,169
4.45%, 05/14/46	955	850,727
4.50%, 05/14/35	1,115	1,079,056
4.55%, 03/15/35	740	720,507
4.70%, 05/14/45	1,025	951,002
4.75%, 03/15/45	105	97,855
4.80%, 03/15/27	1,165	1,172,581
4.80%, 03/15/29(a)	1,260	1,275,649
4.85%, 06/15/44	565	535,778
4.88%, 11/14/48	810	762,376
4.95%, 03/15/31	545	555,348
5.05%, 03/15/34	1,585	1,614,542
5.35%, 03/15/44	425	432,218
5.40%, 03/15/54(a)	1,130	1,144,540
5.50%, 03/15/64	765	773,137
Astrazeneca Finance LLC
1.20%, 05/28/26	380	357,199
1.75%, 05/28/28	460	415,886
2.25%, 05/28/31	475	410,074
4.80%, 02/26/27	675	679,628
4.85%, 02/26/29	490	496,950
4.88%, 03/03/28	395	400,084
4.88%, 03/03/33(a)	170	171,949
4.90%, 03/03/30(a)	285	290,935
4.90%, 02/26/31	450	457,620
5.00%, 02/26/34	630	640,985
AstraZeneca PLC
0.70%, 04/08/26	545	510,541
1.38%, 08/06/30	445	372,577
2.13%, 08/06/50	305	175,185
3.00%, 05/28/51	595	411,448
Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27	$340	$327,582
3.38%, 11/16/25	730	718,214
4.00%, 01/17/29	605	593,818
4.00%, 09/18/42	605	519,988
4.38%, 11/16/45	625	556,311
4.38%, 08/17/48	335	296,089
6.45%, 09/15/37	1,095	1,250,341
Bristol-Myers Squibb Co.
0.75%, 11/13/25(a)	366	347,851
1.13%, 11/13/27	490	440,133
1.45%, 11/13/30	480	399,185
2.35%, 11/13/40	236	161,229
2.55%, 11/13/50	693	421,121
2.95%, 03/15/32	555	491,527
3.20%, 06/15/26	888	864,639
3.25%, 02/27/27	165	160,116
3.25%, 08/01/42	175	133,588
3.40%, 07/26/29	1,118	1,063,171
3.45%, 11/15/27	148	143,071
3.55%, 03/15/42(a)	460	368,076
3.70%, 03/15/52	825	622,560
3.90%, 02/20/28	930	911,605
3.90%, 03/15/62(a)	410	304,787
4.13%, 06/15/39	820	732,202
4.25%, 10/26/49	1,387	1,161,772
4.35%, 11/15/47	505	433,220
4.55%, 02/20/48(a)	469	412,616
4.63%, 05/15/44	330	300,184
4.90%, 02/22/27	200	201,785
4.90%, 02/22/29(a)	775	787,208
4.95%, 02/20/26	415	416,955
5.00%, 08/15/45(a)	380	364,761
5.10%, 02/22/31	435	445,898
5.20%, 02/22/34	890	911,250
5.50%, 02/22/44	185	188,011
5.55%, 02/22/54	1,515	1,534,401
5.65%, 02/22/64	945	951,109
5.75%, 02/01/31(a)	465	493,138
5.90%, 11/15/33	410	440,576
6.25%, 11/15/53	505	558,646
6.40%, 11/15/63(a)	440	491,590
Eli Lilly & Co.
2.25%, 05/15/50	659	395,023
2.50%, 09/15/60	250	143,843
3.38%, 03/15/29	376	361,425
3.95%, 03/15/49	420	348,910
4.15%, 03/15/59	443	369,482
4.50%, 02/09/27	775	776,840
4.50%, 02/09/29(a)	485	488,749
4.70%, 02/27/33	530	531,892
4.70%, 02/09/34(a)	755	756,669
4.88%, 02/27/53	575	549,871
4.95%, 02/27/63(a)	415	395,307
5.00%, 02/27/26	15	15,001
5.00%, 02/09/54	555	540,711
5.10%, 02/09/64	885	864,107
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	760	744,413
4.20%, 03/18/43	139	121,314
5.38%, 04/15/34(a)	396	417,548
6.38%, 05/15/38	1,214	1,375,880

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	$460	$438,912
Johnson & Johnson
0.55%, 09/01/25(a)	107	102,396
0.95%, 09/01/27	705	637,496
1.30%, 09/01/30(a)	835	704,508
2.10%, 09/01/40	415	285,995
2.25%, 09/01/50	435	267,258
2.45%, 03/01/26	907	879,012
2.45%, 09/01/60	325	190,266
2.90%, 01/15/28	604	578,357
2.95%, 03/03/27	428	414,401
3.40%, 01/15/38	400	345,840
3.50%, 01/15/48	429	338,856
3.55%, 03/01/36	445	401,456
3.63%, 03/03/37	763	684,059
3.70%, 03/01/46	813	672,152
3.75%, 03/03/47	498	412,003
4.38%, 12/05/33(a)	265	267,068
4.50%, 09/01/40	257	246,671
4.50%, 12/05/43(a)	275	261,829
4.80%, 06/01/29(a)	545	558,569
4.90%, 06/01/31	600	618,616
4.95%, 05/15/33(a)	313	328,498
4.95%, 06/01/34(a)	640	662,740
5.25%, 06/01/54	495	510,655
5.85%, 07/15/38	231	257,430
5.95%, 08/15/37	351	392,225
McKesson Corp.
0.90%, 12/03/25	10	9,486
1.30%, 08/15/26(a)	305	284,723
5.10%, 07/15/33	145	148,096
Mead Johnson Nutrition Co.
4.13%, 11/15/25	279	276,040
4.60%, 06/01/44	195	171,681
Merck & Co. Inc.
0.75%, 02/24/26	480	453,220
1.45%, 06/24/30	565	477,316
1.70%, 06/10/27	775	718,766
1.90%, 12/10/28	430	388,085
2.15%, 12/10/31	780	663,695
2.35%, 06/24/40	381	267,084
2.45%, 06/24/50	465	284,389
2.75%, 12/10/51	916	589,415
2.90%, 12/10/61	765	470,975
3.40%, 03/07/29	583	559,294
3.60%, 09/15/42	214	174,235
3.70%, 02/10/45	810	653,160
3.90%, 03/07/39	525	465,133
4.00%, 03/07/49	611	506,011
4.05%, 05/17/28	175	173,541
4.15%, 05/18/43	543	474,026
4.30%, 05/17/30	470	466,252
4.50%, 05/17/33(a)	965	953,308
4.90%, 05/17/44	660	634,704
5.00%, 05/17/53	630	603,959
5.15%, 05/17/63	360	349,946
6.50%, 12/01/33	283	320,890
Novartis Capital Corp.
2.00%, 02/14/27	740	697,655
2.20%, 08/14/30	1,555	1,377,629
2.75%, 08/14/50	584	391,393
Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 11/20/25	$775	$759,359
3.10%, 05/17/27	635	613,748
3.70%, 09/21/42	263	220,268
4.00%, 11/20/45	490	421,986
4.40%, 05/06/44	855	784,202
Pfizer Inc.
1.70%, 05/28/30	570	489,479
1.75%, 08/18/31	490	407,553
2.55%, 05/28/40	384	274,534
2.63%, 04/01/30	430	389,901
2.70%, 05/28/50(a)	538	354,356
2.75%, 06/03/26	981	948,492
3.00%, 12/15/26	607	586,514
3.45%, 03/15/29	756	728,361
3.60%, 09/15/28(a)	360	350,115
3.90%, 03/15/39	443	389,006
4.00%, 12/15/36	320	295,105
4.00%, 03/15/49	564	468,220
4.10%, 09/15/38	257	232,462
4.13%, 12/15/46	649	550,393
4.20%, 09/15/48	535	457,095
4.30%, 06/15/43	349	308,905
4.40%, 05/15/44(a)	674	613,702
7.20%, 03/15/39	1,232	1,489,701
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,225	1,220,695
4.45%, 05/19/28	1,515	1,511,298
4.65%, 05/19/30	1,145	1,153,018
4.75%, 05/19/33	2,000	1,992,997
5.11%, 05/19/43	1,240	1,208,794
5.30%, 05/19/53	2,590	2,559,804
5.34%, 05/19/63	1,695	1,650,290
Pharmacia LLC, 6.60%, 12/01/28	284	306,371
Sanofi SA, 3.63%, 06/19/28	438	428,637
Wyeth LLC
5.95%, 04/01/37	1,051	1,135,356
6.00%, 02/15/36	181	197,609
6.50%, 02/01/34	237	265,603
		109,390,101
Pipelines — 0.7%
Enterprise Products Operating LLC
2.80%, 01/31/30	270	246,235
3.13%, 07/31/29	490	457,353
3.20%, 02/15/52	190	130,195
3.30%, 02/15/53	365	253,403
3.70%, 02/15/26	475	467,416
3.70%, 01/31/51	200	152,086
3.95%, 02/15/27	35	34,449
3.95%, 01/31/60(a)	425	323,197
4.15%, 10/16/28	295	289,964
4.20%, 01/31/50	800	664,435
4.25%, 02/15/48	320	268,769
4.45%, 02/15/43	135	119,041
4.60%, 01/11/27	280	280,039
4.80%, 02/01/49	315	286,533
4.85%, 01/31/34(a)	955	951,726
4.85%, 08/15/42	630	584,795
4.85%, 03/15/44	955	882,974
4.90%, 05/15/46	530	490,151
5.05%, 01/10/26	60	60,250
5.10%, 02/15/45	835	797,645

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.35%, 01/31/33(a)	$1,065	$1,099,717
5.70%, 02/15/42	20	20,473
5.95%, 02/01/41	35	36,794
6.13%, 10/15/39	35	37,831
6.45%, 09/01/40	165	181,877
Series D, 6.88%, 03/01/33	800	906,340
		10,023,688
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54	550	563,245

Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	220	184,187
2.30%, 03/01/30	345	304,903
2.45%, 01/15/31	201	174,974
Camden Property Trust
2.80%, 05/15/30	367	332,386
3.15%, 07/01/29	250	232,245
5.85%, 11/03/26	105	107,538
ERP Operating LP
1.85%, 08/01/31	90	74,485
2.50%, 02/15/30	250	223,385
2.85%, 11/01/26	150	144,153
3.00%, 07/01/29	341	316,052
3.50%, 03/01/28	236	227,070
4.50%, 07/01/44	337	294,345
Mid-America Apartments LP
3.60%, 06/01/27	265	257,191
3.95%, 03/15/29(a)	255	247,464
Prologis LP
1.25%, 10/15/30(a)	340	278,277
2.13%, 04/15/27	300	280,846
2.13%, 10/15/50	247	134,969
2.25%, 04/15/30	613	541,413
3.00%, 04/15/50	300	199,346
4.63%, 01/15/33	285	279,109
4.75%, 06/15/33(a)	350	345,451
4.88%, 06/15/28	170	171,537
5.00%, 03/15/34	400	400,853
5.00%, 01/31/35(a)	175	174,981
5.13%, 01/15/34	210	212,652
5.25%, 06/15/53(a)	484	469,872
5.25%, 03/15/54	230	222,451
Public Storage Operating Co.
0.88%, 02/15/26	235	221,395
1.50%, 11/09/26	260	242,453
1.85%, 05/01/28	282	255,026
1.95%, 11/09/28	260	233,017
2.25%, 11/09/31	315	265,423
2.30%, 05/01/31	299	257,598
3.09%, 09/15/27	347	331,780
3.39%, 05/01/29	379	360,102
5.10%, 08/01/33	440	445,798
5.13%, 01/15/29	285	291,818
5.35%, 08/01/53	445	441,492
Realty Income Corp.
2.85%, 12/15/32	190	160,637
3.00%, 01/15/27	288	275,762
3.10%, 12/15/29(a)	281	258,539
3.25%, 06/15/29	160	149,987
3.25%, 01/15/31	366	332,058
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 01/15/28	$420	$401,489
3.65%, 01/15/28	220	212,152
3.95%, 08/15/27	395	385,612
4.13%, 10/15/26	240	236,346
4.63%, 11/01/25	125	124,286
4.65%, 03/15/47	186	165,721
4.85%, 03/15/30	300	300,288
4.88%, 06/01/26	260	259,876
4.90%, 07/15/33	240	235,732
5.05%, 01/13/26	110	109,981
5.13%, 02/15/34(a)	380	379,323
5.63%, 10/13/32	265	275,205
Simon Property Group LP
1.38%, 01/15/27(a)	152	140,327
1.75%, 02/01/28	675	612,394
2.20%, 02/01/31	202	171,575
2.25%, 01/15/32	245	204,635
2.45%, 09/13/29	485	435,028
2.65%, 07/15/30	347	309,466
2.65%, 02/01/32	395	338,753
3.25%, 11/30/26	149	144,136
3.25%, 09/13/49(a)	525	362,986
3.30%, 01/15/26	460	449,331
3.38%, 06/15/27	355	343,033
3.38%, 12/01/27(a)	490	471,321
3.50%, 09/01/25	655	644,984
3.80%, 07/15/50	283	214,506
4.25%, 11/30/46	235	194,506
4.75%, 03/15/42	211	191,129
5.50%, 03/08/33	300	309,044
5.85%, 03/08/53	330	336,920
6.25%, 01/15/34	135	145,725
6.65%, 01/15/54	325	368,472
6.75%, 02/01/40	211	234,446
		21,063,748
Retail — 2.6%
Costco Wholesale Corp.
1.38%, 06/20/27	757	696,596
1.60%, 04/20/30	787	675,830
1.75%, 04/20/32	635	522,719
3.00%, 05/18/27(a)	648	626,548
Home Depot Inc. (The)
0.90%, 03/15/28(a)	70	62,043
1.38%, 03/15/31	475	387,717
1.50%, 09/15/28	452	403,467
1.88%, 09/15/31	322	268,717
2.13%, 09/15/26(a)	173	164,573
2.38%, 03/15/51	470	278,149
2.50%, 04/15/27	393	373,098
2.70%, 04/15/30	537	487,597
2.75%, 09/15/51	387	247,805
2.80%, 09/14/27	470	446,952
2.88%, 04/15/27	370	354,922
2.95%, 06/15/29	607	566,860
3.00%, 04/01/26	387	376,876
3.13%, 12/15/49	482	337,793
3.25%, 04/15/32	270	245,713
3.30%, 04/15/40	497	398,043
3.35%, 09/15/25	281	276,571
3.35%, 04/15/50	613	446,893
3.50%, 09/15/56	328	239,665

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 04/15/52	$870	$661,284
3.90%, 12/06/28	508	498,683
3.90%, 06/15/47	445	361,641
4.00%, 09/15/25	240	237,881
4.20%, 04/01/43	391	340,309
4.25%, 04/01/46	652	563,893
4.40%, 03/15/45	372	330,775
4.50%, 09/15/32	470	467,093
4.50%, 12/06/48	557	495,733
4.75%, 06/25/29	1,010	1,021,571
4.85%, 06/25/31	765	775,496
4.88%, 06/25/27(a)	520	525,917
4.88%, 02/15/44	412	391,316
4.90%, 04/15/29	140	142,750
4.95%, 09/30/26	330	332,484
4.95%, 06/25/34	835	842,985
4.95%, 09/15/52(a)	510	481,617
5.15%, 06/25/26	680	686,980
5.30%, 06/25/54	869	866,378
5.40%, 09/15/40	175	178,164
5.40%, 06/25/64(a)	350	350,109
5.88%, 12/16/36	1,259	1,368,530
5.95%, 04/01/41	385	415,603
Target Corp.
1.95%, 01/15/27	495	466,837
2.35%, 02/15/30	335	300,288
2.50%, 04/15/26	607	586,989
2.95%, 01/15/52	1,170	778,650
3.38%, 04/15/29	507	485,965
3.63%, 04/15/46	336	264,182
3.90%, 11/15/47	241	196,239
4.00%, 07/01/42	390	338,294
4.40%, 01/15/33	125	122,838
4.50%, 09/15/32(a)	600	591,581
4.80%, 01/15/53(a)	550	512,729
7.00%, 01/15/38	270	322,342
TJX Companies Inc. (The)
1.15%, 05/15/28	232	205,723
1.60%, 05/15/31	95	78,527
2.25%, 09/15/26	965	919,348
Walmart Inc.
2.50%, 09/22/41	500	356,851
2.65%, 09/22/51	635	412,985
2.95%, 09/24/49	275	191,658
3.05%, 07/08/26(a)	335	326,881
3.25%, 07/08/29(a)	703	675,169
3.70%, 06/26/28(a)	505	497,406
3.90%, 04/15/28	245	242,647
3.95%, 06/28/38	215	199,434
4.00%, 04/15/26	265	262,918
4.00%, 04/15/30	355	351,227
4.05%, 06/29/48	1,301	1,114,977
4.10%, 04/15/33(a)	570	556,018
4.15%, 09/09/32(a)	395	390,872
4.50%, 09/09/52	465	425,023
4.50%, 04/15/53	645	589,309
5.25%, 09/01/35	645	680,372
5.63%, 04/01/40	155	166,716
5.63%, 04/15/41(a)	260	280,243
6.20%, 04/15/38	375	428,719
Security	Par (000)	Value

Retail (continued)
6.50%, 08/15/37	$485	$563,825
		36,106,121
Semiconductors — 3.4%
Advanced Micro Devices Inc.
3.92%, 06/01/32	210	200,029
4.39%, 06/01/52(a)	195	171,998
Analog Devices Inc.
1.70%, 10/01/28	451	405,025
2.10%, 10/01/31	585	494,857
2.80%, 10/01/41	280	203,287
2.95%, 10/01/51	520	351,105
3.50%, 12/05/26	477	465,954
5.05%, 04/01/34	265	270,538
5.30%, 04/01/54(a)	185	185,659
Applied Materials Inc.
1.75%, 06/01/30	415	358,052
2.75%, 06/01/50(a)	432	291,645
3.30%, 04/01/27	790	767,576
3.90%, 10/01/25	232	229,933
4.35%, 04/01/47	529	475,714
4.80%, 06/15/29	485	492,819
5.10%, 10/01/35	317	327,611
5.85%, 06/15/41	250	271,078
Intel Corp.
1.60%, 08/12/28	385	342,837
2.00%, 08/12/31	460	383,674
2.45%, 11/15/29	868	778,851
2.60%, 05/19/26	214	206,026
2.80%, 08/12/41(a)	333	236,235
3.05%, 08/12/51	480	312,175
3.10%, 02/15/60	984	612,048
3.15%, 05/11/27	310	298,871
3.20%, 08/12/61	465	293,720
3.25%, 11/15/49	747	513,381
3.73%, 12/08/47	754	570,841
3.75%, 03/25/27	347	339,554
3.75%, 08/05/27	560	546,858
3.90%, 03/25/30	618	592,110
4.00%, 08/05/29	375	364,729
4.00%, 12/15/32	239	225,426
4.10%, 05/19/46	540	442,169
4.10%, 05/11/47	430	349,014
4.15%, 08/05/32(a)	510	488,787
4.25%, 12/15/42(a)	245	207,931
4.60%, 03/25/40	321	296,490
4.75%, 03/25/50	945	832,627
4.80%, 10/01/41	330	306,188
4.88%, 02/10/26	570	570,414
4.88%, 02/10/28(a)	960	968,509
4.90%, 07/29/45(a)	352	331,418
4.90%, 08/05/52	635	573,894
4.95%, 03/25/60(a)	462	416,567
5.00%, 02/21/31	235	238,445
5.05%, 08/05/62	378	342,224
5.13%, 02/10/30	525	537,192
5.15%, 02/21/34	285	288,121
5.20%, 02/10/33(a)	810	826,354
5.60%, 02/21/54	845	839,447
5.63%, 02/10/43	385	390,818
5.70%, 02/10/53	750	756,268
5.90%, 02/10/63	650	664,350

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50	$315	$227,685
4.10%, 03/15/29	350	345,353
4.65%, 07/15/32	345	344,300
4.70%, 02/01/34	155	154,317
4.95%, 07/15/52(a)	567	540,420
5.25%, 07/15/62(a)	565	553,277
Lam Research Corp.
1.90%, 06/15/30	525	453,769
2.88%, 06/15/50	901	605,347
3.13%, 06/15/60	192	126,162
3.75%, 03/15/26	462	454,818
4.00%, 03/15/29	425	416,418
4.88%, 03/15/49(a)	262	246,968
NVIDIA Corp.
1.55%, 06/15/28	900	814,636
2.00%, 06/15/31	570	491,077
2.85%, 04/01/30(a)	931	862,286
3.20%, 09/16/26	429	418,511
3.50%, 04/01/40	385	326,663
3.50%, 04/01/50	882	695,087
3.70%, 04/01/60	230	180,071
Qualcomm Inc.
1.30%, 05/20/28	257	229,070
1.65%, 05/20/32	475	383,395
2.15%, 05/20/30	463	409,746
3.25%, 05/20/27	920	890,018
3.25%, 05/20/50	298	216,628
4.25%, 05/20/32	240	234,392
4.30%, 05/20/47	739	644,907
4.50%, 05/20/52(a)	540	477,340
4.65%, 05/20/35	466	465,841
4.80%, 05/20/45	742	703,657
5.40%, 05/20/33(a)	275	291,296
6.00%, 05/20/53	590	649,877
Texas Instruments Inc.
1.13%, 09/15/26	370	344,866
1.75%, 05/04/30	609	527,078
1.90%, 09/15/31	264	224,132
2.25%, 09/04/29	325	293,575
2.70%, 09/15/51	205	132,455
2.90%, 11/03/27(a)	146	139,146
3.88%, 03/15/39	345	311,045
4.15%, 05/15/48	1,136	970,343
4.60%, 02/08/27	140	140,535
4.60%, 02/15/28	425	427,499
4.60%, 02/08/29	150	151,648
4.85%, 02/08/34	145	147,052
4.90%, 03/14/33	655	669,555
5.00%, 03/14/53	370	357,872
5.05%, 05/18/63	575	550,651
5.15%, 02/08/54	295	291,776
TSMC Arizona Corp.
1.75%, 10/25/26	848	794,278
2.50%, 10/25/31	1,363	1,181,133
3.13%, 10/25/41	330	262,854
3.25%, 10/25/51	375	285,205
3.88%, 04/22/27	405	397,313
4.13%, 04/22/29	165	163,047
4.25%, 04/22/32	265	261,456
4.50%, 04/22/52	315	300,912
Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.38%, 06/01/30	$273	$241,685
		46,667,886
Software — 1.6%
Adobe Inc.
2.15%, 02/01/27	424	400,742
2.30%, 02/01/30	545	488,704
4.80%, 04/04/29	320	325,801
4.85%, 04/04/27(a)	185	187,012
4.95%, 04/04/34	285	290,366
Intuit Inc.
1.35%, 07/15/27	175	160,172
1.65%, 07/15/30	655	557,181
5.13%, 09/15/28	325	332,478
5.20%, 09/15/33	415	427,062
5.25%, 09/15/26	250	253,567
5.50%, 09/15/53	525	540,850
Microsoft Corp.
2.40%, 08/08/26	1,671	1,607,814
2.50%, 09/15/50	1,300	839,016
2.53%, 06/01/50(a)	2,369	1,540,042
2.68%, 06/01/60	1,273	802,628
2.92%, 03/17/52	2,389	1,675,885
3.04%, 03/17/62	704	480,413
3.13%, 11/03/25	1,114	1,093,536
3.30%, 02/06/27	1,622	1,583,948
3.40%, 09/15/26	200	195,965
3.45%, 08/08/36	670	601,084
3.50%, 02/12/35(a)	765	708,993
3.70%, 08/08/46	674	569,004
4.00%, 02/12/55	255	218,797
4.10%, 02/06/37	343	329,947
4.20%, 11/03/35	335	328,970
4.25%, 02/06/47(a)	415	389,163
4.45%, 11/03/45	730	704,678
4.50%, 02/06/57(a)	280	263,638
5.20%, 06/01/39	390	417,245
5.30%, 02/08/41(a)	285	316,101
Salesforce Inc.
1.50%, 07/15/28	370	330,968
1.95%, 07/15/31	955	803,770
2.70%, 07/15/41	670	483,010
2.90%, 07/15/51	795	526,683
3.05%, 07/15/61	475	302,754
3.70%, 04/11/28	793	775,630
ServiceNow Inc., 1.40%, 09/01/30	555	463,629
		22,317,246
Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30	405	364,794
3.63%, 04/22/29	368	349,852
4.38%, 07/16/42	579	505,107
4.38%, 04/22/49(a)	615	525,256
4.70%, 07/21/32	278	272,679
6.13%, 03/30/40	587	622,190
6.38%, 03/01/35	472	518,611
Cisco Systems Inc.
2.50%, 09/20/26	738	708,796
2.95%, 02/28/26(a)	297	289,453
4.80%, 02/26/27	955	963,199
4.85%, 02/26/29	815	830,051

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.90%, 02/26/26(a)	$835	$839,327
4.95%, 02/26/31	1,055	1,076,538
5.05%, 02/26/34	560	572,738
5.30%, 02/26/54(a)	965	970,784
5.35%, 02/26/64	390	390,493
5.50%, 01/15/40	951	986,968
5.90%, 02/15/39	978	1,065,556
KT Corp., 4.00%, 08/08/25(c)	25	24,748
		11,877,140
Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	270	176,049
3.05%, 02/15/51	245	167,193
3.25%, 06/15/27	289	279,649
3.30%, 09/15/51	381	272,940
3.55%, 02/15/50	341	258,383
3.90%, 08/01/46	268	217,738
4.05%, 06/15/48	388	321,450
4.13%, 06/15/47	205	172,241
4.15%, 04/01/45	562	478,800
4.15%, 12/15/48	310	259,700
4.38%, 09/01/42	232	206,748
4.40%, 03/15/42	267	240,274
4.45%, 03/15/43	367	329,778
4.45%, 01/15/53	400	350,585
4.55%, 09/01/44	410	370,337
4.70%, 09/01/45	303	278,150
4.90%, 04/01/44	444	422,214
5.05%, 03/01/41	202	196,415
5.15%, 09/01/43	249	245,032
5.20%, 04/15/54	555	545,049
5.40%, 06/01/41	225	227,433
5.50%, 03/15/55	675	692,488
5.75%, 05/01/40	296	310,770
6.15%, 05/01/37	315	349,458
Canadian National Railway Co.
2.45%, 05/01/50	240	148,031
2.75%, 03/01/26	321	311,814
3.20%, 08/02/46	241	178,531
3.65%, 02/03/48	246	194,804
3.85%, 08/05/32	390	368,039
4.40%, 08/05/52	285	251,516
4.45%, 01/20/49	231	206,811
6.25%, 08/01/34	205	228,151
CSX Corp.
2.60%, 11/01/26	670	640,888
3.25%, 06/01/27(a)	105	101,530
3.80%, 03/01/28	110	107,288
3.80%, 11/01/46	665	529,911
3.95%, 05/01/50	200	161,606
4.10%, 11/15/32	630	602,003
4.10%, 03/15/44	125	105,833
4.25%, 03/15/29	145	143,366
4.25%, 11/01/66	815	651,551
4.30%, 03/01/48	225	192,397
4.50%, 11/15/52(a)	555	488,274
4.65%, 03/01/68	600	517,768
4.75%, 05/30/42	80	74,516
4.75%, 11/15/48	235	214,395
5.20%, 11/15/33(a)	525	538,291
6.15%, 05/01/37	25	27,483
Security	Par (000)	Value

Transportation (continued)
6.22%, 04/30/40	$5	$5,466
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	394	333,205
Union Pacific Corp.
2.15%, 02/05/27	120	113,156
2.38%, 05/20/31	385	336,285
2.40%, 02/05/30	445	398,923
2.75%, 03/01/26	255	247,390
2.80%, 02/14/32(a)	440	389,617
2.89%, 04/06/36	255	211,744
2.95%, 03/10/52	325	216,635
2.97%, 09/16/62	585	359,463
3.00%, 04/15/27	155	149,053
3.20%, 05/20/41	215	167,333
3.25%, 08/15/25	115	113,013
3.25%, 02/05/50	1,270	912,634
3.38%, 02/14/42	225	177,347
3.50%, 02/14/53	600	445,587
3.55%, 08/15/39	245	206,255
3.55%, 05/20/61	220	156,371
3.60%, 09/15/37	245	211,505
3.70%, 03/01/29	375	363,507
3.75%, 02/05/70	205	147,892
3.80%, 10/01/51	460	363,325
3.80%, 04/06/71	335	243,544
3.84%, 03/20/60	690	523,761
3.85%, 02/14/72	160	118,077
3.95%, 09/10/28	895	880,701
3.95%, 08/15/59	310	239,581
4.00%, 04/15/47	175	144,058
4.05%, 03/01/46	215	178,862
4.10%, 09/15/67	165	128,875
4.30%, 03/01/49	240	204,212
4.50%, 01/20/33(a)	485	477,660
4.75%, 02/21/26(a)	340	339,952
4.95%, 09/09/52	245	234,761
4.95%, 05/15/53	215	206,017
United Parcel Service Inc.
2.40%, 11/15/26	434	413,383
3.05%, 11/15/27	640	611,476
3.40%, 03/15/29	563	538,317
3.40%, 11/15/46	260	199,290
3.40%, 09/01/49(a)	383	281,814
3.75%, 11/15/47(a)	523	409,383
4.25%, 03/15/49	323	271,143
4.45%, 04/01/30	541	540,798
4.88%, 03/03/33(a)	455	458,489
4.88%, 11/15/40	214	203,686
5.05%, 03/03/53(a)	500	475,754
5.15%, 05/22/34	340	346,935
5.20%, 04/01/40	168	167,365
5.30%, 04/01/50(a)	944	932,252
5.50%, 05/22/54	405	409,499
5.60%, 05/22/64	410	414,961
6.20%, 01/15/38	531	588,963
Walmart Inc.
1.05%, 09/17/26(a)	580	541,118
1.50%, 09/22/28	507	456,238
1.80%, 09/22/31	855	721,540

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.95%, 09/09/27(a)	$727	$720,409
		34,002,251

Total Long-Term Investments — 98.4%
(Cost: $1,448,546,941)		1,370,600,390

	Shares

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(e)(f)(g)	101,641,576	101,682,233
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(e)(f)	1,840,000	1,840,000

Total Short-Term Securities — 7.4%
(Cost: $103,483,418)		103,522,233

Total Investments — 105.8%
(Cost: $1,552,030,359)		1,474,122,623

Liabilities in Excess of Other Assets — (5.8)%		(80,417,484)

Net Assets — 100.0%		$1,393,705,139

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,985,244	$30,702,277	(a)	$—	$(6,433)	$1,145	$101,682,233	101,641,576	$191,395	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	520,000	(a)	—	—	—	1,840,000	1,840,000	131,772		—
					$(6,433)	$1,145	$103,522,233		$323,167		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,370,600,390	$—	$1,370,600,390
Short-Term Securities
Money Market Funds	103,522,233	—	—	103,522,233
	$103,522,233	$1,370,600,390	$—	$1,474,122,623

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate